UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43271-0211

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 93.7%
	Common Stocks — 51.5%
	Aerospace & Defense — 1.6%
2,535	Boeing Co.	90,195
2,783	Goodrich Corp.	105,448
830	Honeywell International, Inc.	23,124
100	L-3 Communications Holdings, Inc.	6,780
2,410	Northrop Grumman Corp.	105,172
4,736	United Technologies Corp.	203,554

		534,273

	Air Freight & Logistics — 0.0% (g)
150	C.H. Robinson Worldwide, Inc.	6,842
175	United Parcel Service, Inc., Class B	8,613

		15,455

	Auto Components — 0.3%
8,486	Johnson Controls, Inc.	101,832

	Beverages — 1.7%
8,308	Coca-Cola Co. (The)	365,137
475	Coca-Cola Enterprises, Inc.	6,265
3,830	PepsiCo, Inc.	197,168

		568,570

	Biotechnology — 1.2%
925	Alexion Pharmaceuticals, Inc. (a) (c)	34,836
575	Amgen, Inc. (a)	28,474
3,449	Celgene Corp. (a)	153,136
4,167	Gilead Sciences, Inc. (a)	193,015

		409,461

	Capital Markets — 2.3%
2,975	Bank of New York Mellon Corp. (The)	84,044
2,445	Goldman Sachs Group, Inc. (The)	259,218
6,895	Janus Capital Group, Inc. (c)	45,852
5,596	Morgan Stanley	127,421
4,523	State Street Corp.	139,218
5,186	TD AMERITRADE Holding Corp. (a)	71,619

		727,372

	Chemicals — 1.4%
3,170	Air Products & Chemicals, Inc.	178,313
5,700	Dow Chemical Co. (The)	48,051
4,125	E.l. du Pont de Nemours & Co.	92,111
450	Monsanto Co.	37,395
325	PPG Industries, Inc.	11,993
1,525	Praxair, Inc.	102,617
50	Rohm & Haas Co.	3,942

		474,422

	Commercial Banks — 1.0%
1,150	BB&T Corp. (c)	19,458
150	Comerica, Inc.	2,747
750	Fifth Third Bancorp (c)	2,190
5,040	KeyCorp	39,665
100	M&T Bank Corp. (c)	4,524
50	PNC Financial Services Group, Inc.	1,465
225	Regions Financial Corp. (c)	959
4,956	U.S. Bancorp	72,406
13,569	Wells Fargo & Co.	193,222
650	Zions Bancorp	6,390

		343,026

	Commercial Services & Supplies — 0.0% (g)
275	Waste Management, Inc.	7,040

	Communications Equipment — 1.7%
12,663	Cisco Systems, Inc. (a)	212,359
9,109	Corning, Inc.	120,876
3,685	Juniper Networks, Inc. (a)	55,496
4,059	QUALCOMM, Inc.	157,936

		546,667

	Computers & Peripherals — 2.9%
1,788	Apple, Inc. (a)	187,955
200	Dell, Inc. (a)	1,896
8,654	Hewlett-Packard Co.	277,446
3,174	International Business Machines Corp.	307,528
3,155	NetApp, Inc. (a)	46,820
5,450	SanDisk Corp. (a)	68,943
2,025	Western Digital Corp. (a)	39,164

		929,752

	Construction & Engineering — 0.0% (g)
100	Fluor Corp.	3,455
50	Jacobs Engineering Group, Inc. (a)	1,933

		5,388

	Consumer Finance — 0.1%
1,965	American Express Co.	26,783
225	Capital One Financial Corp.	2,754

		29,537

	Diversified Consumer Services — 0.2%
50	Apollo Group, Inc., Class A (a)	3,917
595	ITT Educational Services, Inc. (a)	72,244

		76,161

	Diversified Financial Services — 0.6%
22,309	Bank of America Corp.	152,146
2,350	CIT Group, Inc.	6,698
15,085	Citigroup, Inc. (c)	38,165
50	IntercontinentalExchange, Inc. (a)	3,724

		200,733

	Diversified Telecommunication Services — 2.1%
8,774	AT&T, Inc.	221,105
200	CenturyTel, Inc.	5,624
50	Embarq Corp.	1,893
14,928	Verizon Communications, Inc.	450,825

		679,447

	Electric Utilities — 0.9%
2,058	American Electric Power Co., Inc.	51,985
1,771	Edison International	51,023
2,410	Exelon Corp.	109,389
375	FirstEnergy Corp. (c)	14,475
475	FPL Group, Inc.	24,097
4,975	NV Energy, Inc.	46,715
275	Pinnacle West Capital Corp.	7,304

		304,988

	Electrical Equipment — 0.1%
2,200	Rockwell Automation, Inc.	48,048

	Electronic Equipment, Instruments & Components — 0.1%
3,413	Tyco Electronics Ltd., (Bermuda)	37,680

	Energy Equipment & Services — 1.1%
50	Baker Hughes, Inc.	1,428
6,660	Halliburton Co.	103,030
4,533	Schlumberger Ltd.	184,130
1,960	Smith International, Inc.	42,101
3,560	Weatherford International Ltd. (a)	39,409

		370,098

	Food & Staples Retailing — 2.1%
7,467	CVS/Caremark Corp.	205,268
7,776	Safeway, Inc.	156,997
4,181	SYSCO Corp.	95,327
4,706	Wal-Mart Stores, Inc.	245,183

		702,775

	Food Products — 0.8%
3,135	General Mills, Inc.	156,373
5,464	Kraft Foods, Inc., Class A	121,793

		278,166

	Health Care Equipment & Supplies — 1.0%
2,935	Baxter International, Inc.	150,330
50	Boston Scientific Corp. (a)	398
2,245	Covidien Ltd., (Bermuda)	74,624
1,050	Medtronic, Inc.	30,944
2,280	Zimmer Holdings, Inc. (a)	83,220

		339,516

	Health Care Providers & Services — 1.0%
3,226	Aetna, Inc.	78,489
1,440	Cardinal Health, Inc.	45,331
900	CIGNA Corp.	15,831
1,329	McKesson Corp.	46,568
750	Medco Health Solutions, Inc. (a)	31,005
2,604	WellPoint, Inc. (a)	98,874

		316,098

	Hotels, Restaurants & Leisure — 0.6%
400	Carnival Corp.	8,640
800	Darden Restaurants, Inc.	27,408
4,662	International Game Technology	42,984
1,645	McDonald’s Corp.	89,768
2,545	Royal Caribbean Cruises Ltd. (c)	20,385

		189,185

	Household Durables — 0.2%
3,725	D.R. Horton, Inc.	36,133
2,985	KB Home	39,342

		75,475

	Household Products — 1.3%
275	Kimberly-Clark Corp.	12,680
9,011	Procter & Gamble Co.	424,328

		437,008

	Industrial Conglomerates — 0.5%
225	3M Co.	11,187
14,217	General Electric Co.	143,733
275	Textron, Inc.	1,579

		156,499

	Insurance — 1.0%
970	ACE Ltd., (Switzerland)	39,188
700	Aflac, Inc.	13,552
1,085	Allstate Corp. (The)	20,778
275	AON Corp.	11,226
50	Arch Capital Group Ltd., (Bermuda) (a)	2,693
1,910	Axis Capital Holdings Ltd., (Bermuda)	43,051
1,960	MetLife, Inc.	44,629
50	PartnerRe Ltd., (Bermuda)	3,104
2,025	Prudential Financial, Inc.	38,516
1,732	RenaissanceRe Holdings Ltd., (Bermuda)	85,629
1,025	Travelers Cos., Inc. (The)	41,656

		344,022

	Internet & Catalog Retail — 0.2%
725	Amazon.com, Inc. (a)	53,244
1,000	Expedia, Inc. (a)	9,080

		62,324

	Internet Software & Services — 0.9%
827	Google, Inc., Class A (a)	287,846
600	Yahoo!, Inc. (a)	7,686

		295,532

	IT Services — 0.7%
1,315	Accenture Ltd., (Bermuda), Class A	36,149
275	Affiliated Computer Services, Inc., Class A (a)	13,170
1,962	Infosys Technologies Ltd., (India), ADR	52,248
150	MasterCard, Inc., Class A	25,122
3,725	Paychex, Inc.	95,621
525	Western Union Co. (The)	6,599

		228,909

	Life Sciences Tools & Services — 0.0% (g)
225	Thermo Fisher Scientific, Inc. (a)	8,026

	Machinery — 1.4%
2,639	Caterpillar, Inc.	73,786
1,048	Danaher Corp.	56,823
3,925	Deere & Co. (c)	129,015
1,425	Ingersoll-Rand Co., Ltd., (Bermuda), Class A	19,665
6,820	PACCAR, Inc.	175,683
100	Parker Hannifin Corp.	3,398

		458,370

	Media — 1.0%
1,425	News Corp., Class A	9,434
1,636	Time Warner Cable, Inc.	40,598
8,368	Time Warner, Inc.	143,945
7,455	Walt Disney Co. (The)	135,383

		329,360

	Metals & Mining — 0.4%
50	Alcoa, Inc.	367
3,095	Freeport-McMoRan Copper & Gold, Inc.	117,950
400	Newmont Mining Corp. (c)	17,904

		136,221

	Multiline Retail — 0.3%
1,270	Family Dollar Stores, Inc.	42,380
992	Kohl’s Corp. (a)	41,981
225	Target Corp.	7,738

		92,099

	Multi-Utilities — 1.2%
3,300	CMS Energy Corp. (c)	39,072
2,775	Consolidated Edison, Inc.	109,918
3,800	PG&E Corp.	145,236
3,720	Public Service Enterprise Group, Inc.	109,628

		403,854

	Oil, Gas & Consumable Fuels — 5.7%
2,375	Apache Corp.	152,214
3,480	Chesapeake Energy Corp.	59,369
5,599	Chevron Corp.	376,476
5,215	ConocoPhillips (c)	204,219
2,215	Devon Energy Corp.	98,988
9,572	Exxon Mobil Corp.	651,852
1,570	Hess Corp.	85,094
2,993	Marathon Oil Corp.	78,686
2,135	Occidental Petroleum Corp.	118,813
425	Valero Energy Corp.	7,608

		1,833,319

	Personal Products — 0.2%
1,200	Avon Products, Inc.	23,076
1,385	Estee Lauder Cos., Inc. (The), Class A (c)	34,140

		57,216

	Pharmaceuticals — 4.6%
8,308	Abbott Laboratories	396,292
1,490	Allergan, Inc.	71,162
2,450	Bristol-Myers Squibb Co.	53,704
425	Eli Lilly & Co.	14,199
1,900	Johnson & Johnson	99,940
9,446	Merck & Co., Inc.	252,681
18,860	Pfizer, Inc.	256,873
9,408	Schering-Plough Corp.	221,558
2,955	Wyeth	127,183

		1,493,592

	Real Estate Investment Trusts (REITs) — 0.5%
1,891	Alexandria Real Estate Equities, Inc. (c)	68,831
375	Camden Property Trust	8,093
375	Digital Realty Trust, Inc.	12,443
510	Equity Residential	9,359
275	Kimco Realty Corp.	2,096
450	ProLogis (c)	2,925
475	Realty Income Corp. (c)	8,940
575	Senior Housing Properties Trust	8,062
557	Simon Property Group, Inc.	19,293
650	Ventas, Inc.	14,697
201	Vornado Realty Trust	6,692

		161,431

	Road & Rail — 1.0%
100	Burlington Northern Santa Fe Corp.	6,015
4,005	CSX Corp.	103,529
5,769	Norfolk Southern Corp.	194,704
275	Union Pacific Corp.	11,305

		315,553

	Semiconductors & Semiconductor Equipment — 1.2%
3,315	Applied Materials, Inc.	35,636
2,360	Broadcom Corp., Class A (a)	47,153
950	Intel Corp.	14,298
1,075	KLA-Tencor Corp.	21,500
3,315	Lam Research Corp. (a)	75,482
22,975	LSI Corp. (a)	69,844
550	Marvell Technology Group Ltd., (Bermuda) (a)	5,038
1,970	Novellus Systems, Inc. (a) (c)	32,761
1,066	Tessera Technologies, Inc. (a)	14,252
3,636	Xilinx, Inc.	69,666

		385,630

	Software — 1.9%
2,425	Adobe Systems, Inc. (a)	51,871
25,656	Microsoft Corp.	471,300
3,700	Oracle Corp. (a)	66,859
750	SAP AG, (Germany), ADR	26,468
50	Symantec Corp. (a)	747

		617,245

	Specialty Retail — 0.9%
2,016	Advance Auto Parts, Inc.	82,817
1,525	Best Buy Co., Inc.	57,889
2,120	CarMax, Inc. (a) (c)	26,373
1,075	Home Depot, Inc.	25,327
525	Lowe’s Cos., Inc.	9,581
4,841	Staples, Inc.	87,671

		289,658

	Textiles, Apparel & Luxury Goods — 0.6%
1,675	Coach, Inc. (a)	27,973
1,670	Nike, Inc., Class B	78,305
959	Polo Ralph Lauren Corp.	40,518
850	V.F. Corp.	48,544

		195,340

	Thrifts & Mortgage Finance — 0.0% (g)
600	New York Community Bancorp, Inc.	6,702

	Tobacco — 0.6%
10,965	Altria Group, Inc.	175,659
550	Philip Morris International, Inc.	19,569

		195,228

	Trading Companies & Distributors — 0.1%
100	Fastenal Co. (c)	3,216
1,170	GATX Corp.	23,669

		26,885

	Wireless Telecommunication Services — 0.3%
125	Crown Castle International Corp. (a)	2,551
25,540	Sprint Nextel Corp. (a)	91,178

		93,729

	Total Common Stocks (Cost $21,564,310)	16,934,917

PRINCIPAL AMOUNT($)

	Asset-Backed Securities — 1.1%
25,000	Capital One Multi-Asset Execution Trust, Series 2003-B5, Class B5, 4.790%, 08/15/13	20,834
9,033	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.980%, 09/15/10	9,050
45,092	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32 (i)	30,904
260,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.250%, 09/15/11	255,484
57,490	Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	57,188

	Total Asset-Backed Securities (Cost $395,883)	373,460

	Collateralized Mortgage Obligations — 10.2%
	Agency CMO — 9.0%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
113,000	Series 13, Class LL, 6.850%, 06/25/23	120,510
203,667	Series 31, Class Z, 8.000%, 04/25/24	216,078
	Federal Home Loan Mortgage Corp. REMICS,
15,207	Series 85, Class C, 8.600%, 01/15/21	16,488
76,419	Series 168, Class G, 6.500%, 07/15/21	76,399
7,857	Series 189, Class D, 6.500%, 10/15/21	8,282
16,546	Series 1047, Class H, 6.000%, 02/15/21	16,538
8,589	Series 1062, Class H, 6.500%, 04/15/21	9,093
7,970	Series 1116, Class I, 5.500%, 08/15/21	7,964
18,673	Series 1120, Class L, 8.000%, 07/15/21	18,655
661	Series 1240, Class M, 6.500%, 02/15/22	662
23,996	Series 1254, Class N, 8.000%, 04/15/22	23,974
177,167	Series 1617, Class PM, 6.500%, 11/15/23	189,324
19,313	Series 1668, Class D, 6.500%, 02/15/14	20,137
78,865	Series 1710, Class GH, 8.000%, 04/15/24	82,466
121,541	Series 1714, Class K, 7.000%, 04/15/24	128,783
17,511	Series 1753, Class D, 8.500%, 09/15/24	18,315
118	Series 1819, Class E, 6.000%, 02/15/11	118
120,763	Series 1843, Class Z, 7.000%, 04/15/26	128,422
64,701	Series 2178, Class PB, 7.000%, 08/15/29	69,289
258,937	Series 2636, Class Z, 4.500%, 06/15/18	270,027
322,462	Series 2651, Class VZ, 4.500%, 07/15/18	336,216
145,405	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	150,221
	Federal National Mortgage Association REMICS,
48,609	Series 1988-4, Class Z, 9.250%, 03/25/18	53,755
8,453	Series 1989-21, Class G, 10.450%, 04/25/19	9,412
42,203	Series 1989-37, Class G, 8.000%, 07/25/19	46,745
9,005	Series 1989-86, Class E, 8.750%, 11/25/19	10,003
11,573	Series 1990-30, Class E, 6.500%, 03/25/20	12,217
18,871	Series 1990-105, Class J, 6.500%, 09/25/20	20,604
12,276	Series 1991-129, Class G, 8.750%, 09/25/21	13,662
38,671	Series 1993-119, Class H, 6.500%, 07/25/23	40,726
20,565	Series 1993-140, Class J, 6.650%, 06/25/13	20,643
102,820	Series 1993-225, Class UB, 6.500%, 12/25/23	107,092
171,000	Series 1994-81, Class LL, 7.500%, 02/25/24	186,249
3,890	Series 1997-49, Class B, 10.000%, 06/17/27	4,247
101,979	Series 1998-37, Class VZ, 6.000%, 06/17/28	108,149
70,207	Series 1998-66, Class B, 6.500%, 12/25/28	74,112
300,000	Series 2002-24, Class AJ, 6.000%, 04/25/17	325,205
10,657	Series G-29, Class O, 8.500%, 09/25/21	11,512
7,869	Government National Mortgage Association, Series 1995-4, Class CQ, 8.000%, 06/20/25	8,797

		2,961,091

	Non-Agency CMO — 1.2%
77,111	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	68,151
93,676	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	84,807
29,282	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.914%, 02/25/35	23,848
21,014	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.000%, 05/25/18	20,988
90,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%, 06/25/34	82,579
	Wells Fargo Mortgage Backed Securities Trust,
81,044	Series 2004-7, Class 2A2, 5.000%, 07/25/19	79,980
51,189	Series 2004-EE, Class 3A1, VAR, 4.435%, 12/25/34	44,313

		404,666

	Total Collateralized Mortgage Obligations (Cost $3,267,072)	3,365,757

	Commercial Mortgage-Backed Securities — 0.6%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.180%, 09/10/47	159,905
30,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.086%, 08/15/39	24,736

	Total Commercial Mortgage-Backed Securities (Cost $210,518)	184,641

	Corporate Bonds — 7.6%
	Airlines — 0.2%
70,000	Continental Airlines, Inc., 7.056%, 09/15/09	67,200

	Automobiles — 0.2%
70,000	Daimler Finance North America LLC, 7.200%, 09/01/09	70,298

	Capital Markets — 1.3%
75,000	Bear Stearns Cos., LLC (The), 5.700%, 11/15/14 (y)	71,282
120,000	Credit Suisse USA, Inc., 6.500%, 01/15/12	122,604
100,000	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	91,854
100,000	Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	12,750
100,000	Morgan Stanley, 5.750%, 10/18/16	91,035

		389,525

	Chemicals — 0.4%
120,000	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	118,678

	Commercial Banks — 1.1%
100,000	Branch Banking & Trust Co., 4.875%, 01/15/13	98,096
110,000	National City Corp., 4.900%, 01/15/15 (c)	101,197
25,000	UnionBanCal Corp., 5.250%, 12/16/13	20,727
200,000	Wachovia Corp., 6.605%, 10/01/25	148,707

		368,727

	Commercial Services & Supplies — 0.1%
50,000	Pitney Bowes, Inc., 3.875%, 06/15/13	48,758

	Consumer Finance — 0.3%
120,000	American General Finance Corp., 4.000%, 03/15/11	50,854
50,000	HSBC Finance Corp., 8.000%, 07/15/10	47,156

		98,010

	Diversified Financial Services — 0.6%
100,000	Bank of America Corp., 7.125%, 10/15/11	85,044
190,000	Citigroup, Inc., 5.000%, 09/15/14	125,952

		210,996

	Diversified Telecommunication Services — 0.9%
300,000	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	301,874

	Electric Utilities — 0.7%
40,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	39,703
75,000	Duke Energy Carolinas LLC, 6.250%, 01/15/12	79,748
100,000	Exelon Corp., 6.750%, 05/01/11	101,325

		220,776

	Food & Staples Retailing — 0.2%
50,000	Kroger Co. (The), 8.050%, 02/01/10	51,718

	Insurance — 0.1%
50,000	ACE INA Holdings, Inc., 5.875%, 06/15/14	48,914

	Media — 0.9%
50,000	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	53,471
50,000	Cox Communications, Inc., 7.750%, 11/01/10	50,910
100,000	Historic TW, Inc., 9.125%, 01/15/13	105,054
100,000	News America, Inc., 6.750%, 01/09/38	100,902

		310,337

	Multi-Utilities — 0.1%
40,000	Dominion Resources, Inc., 6.250%, 06/30/12	41,381

	Real Estate Investment Trusts (REITs) — 0.0% (g)
20,000	HRPT Properties Trust, 6.650%, 01/15/18	11,885

	Road & Rail — 0.5%
150,000	Norfolk Southern Corp., 7.050%, 05/01/37	155,235

	Total Corporate Bonds (Cost $2,863,814)	2,514,312

	Mortgage Pass-Through Securities — 2.0%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
9,189	6.000%, 03/01/13	9,650
17,471	6.500%, 03/01/13 - 06/01/13	18,237
12,055	7.000%, 06/01/13	12,622
1,105	8.000%, 10/01/10	1,141
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
164,230	6.500%, 11/01/22 - 03/01/26	174,916
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
12,522	8.000%, 09/01/26	13,725
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
36,384	7.000%, 12/01/14 - 03/01/16	38,704
7,173	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 8.000%, 04/01/17	7,610
	Federal National Mortgage Association, 15 Year, Single Family,
34,399	6.000%, 08/01/13 - 12/01/13	36,175
29,616	6.500%, 04/01/13	31,099
24,357	7.000%, 06/01/13	25,389
453	7.500%, 08/01/09	460
	Federal National Mortgage Association, 30 Year, Single Family,
55,877	8.000%, 05/01/17	59,488
22,631	8.500%, 11/01/18	24,336
7,900	9.000%, 12/01/17	8,649
6,070	Government National Mortgage Association II, 15 Year, Single Family, 8.000%, 12/20/10	6,320
	Government National Mortgage Association II, 30 Year, Single Family,
6,596	7.500%, 01/20/27	7,083
16,648	8.000%, 06/20/26 - 05/20/27	18,018
	Government National Mortgage Association, 15 Year, Single Family,
31,493	6.500%, 09/15/13	33,208
1,091	7.000%, 02/15/11	1,139
15,193	8.500%, 10/15/11	16,452
	Government National Mortgage Association, 30 Year, Single Family,
19,761	7.000%, 04/15/28 - 06/15/28	21,205
2,037	7.500%, 05/15/26	2,194
61,465	8.000%, 11/15/16 - 09/15/27	66,214
33,726	8.500%, 12/15/22	36,608

	Total Mortgage Pass-Through Securities (Cost $638,022)	670,642

	U.S. Treasury Obligations — 5.0%
1,150,000	U.S. Treasury Bond, 7.125%, 02/15/23	1,617,187
30,000	U.S. Treasury Inflation Indexed Note, 2.000%, 01/15/16	32,922

	Total U.S. Treasury Obligations (Cost $1,429,807)	1,650,109

SHARES

	Investment Companies — 15.7%
53,860	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	662,484
181,859	JPMorgan International Equity Fund, Select Class Shares (b)	1,567,627
165,775	JPMorgan International Opportunities Fund, Institutional Class Shares (b)	1,432,292
69,775	JPMorgan Small Cap Equity Fund, Select Class Shares (b)	1,515,507

	Total Investment Companies (Cost $9,545,157)	5,177,910

	Total Long-Term Investments (Cost $39,914,583)	30,871,748

	Short-Term Investment — 4.4%
	Investment Company — 4.4%
1,437,533	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $1,437,533)	1,437,533

	Investments of Cash Collateral for Securities on Loan — 1.4%
	Investment Company — 1.4%
471,534	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $471,534)	471,534

	Total Investments — 99.5% (Cost $41,823,650)	32,780,815

	Other Assets in Excess of Liabilities — 0.5%	154,793

	NET ASSETS — 100.0%	$32,935,608

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	-	American Depositary Receipt
CMO	-	Collateralized Mortgage Obligation
REMICS	-	Real Estate Mortgage Investment Conduits
SUB	-	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2009.
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$820,540
Aggregate gross unrealized depreciation	(9,863,375)

Net unrealized appreciation/depreciation	$(9,042,835)

Federal income tax cost of investments	$41,823,650

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 23,995,427	$ —
Level 2 – Other significant observable inputs	8,785,388	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 32,780,815	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.1%
	Asset-Backed Securities — 1.1%
150,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	150,048
	AmeriCredit Automobile Receivables Trust,
76,936	Series 2006-BG, Class A3, 5.210%, 10/06/11	75,718
400,000	Series 2006-BG, Class A4, 5.210%, 09/06/13	321,285
53,372	Bear Stearns Asset Backed Securities Trust, Series 2006- SD1, Class A, VAR, 0.892%, 04/25/36 (i)	32,535
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	337,687
100,607	Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	100,079
60,055	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.722%, 01/25/36	36,687
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.800%, 07/15/14	143,518
75,000	Series 2003-C1, Class C1, VAR, 2.256%, 06/15/12	68,277
240,000	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	235,327

	Total Asset-Backed Securities (Cost $1,801,431)	1,501,161

	Collateralized Mortgage Obligations — 58.4%
	Agency CMO — 36.3%
358,957	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	361,014
	Federal Home Loan Mortgage Corp. REMICS,
12,260	Series 11, Class D, 9.500%, 07/15/19	13,086
9,491	Series 22, Class C, 9.500%, 04/15/20	10,206
2,062	Series 47, Class F, 10.000%, 06/15/20	2,276
1,585	Series 99, Class Z, 9.500%, 01/15/21	1,718
1,975	Series 1065, Class J, 9.000%, 04/15/21	2,132
281,553	Series 1113, Class J, 8.500%, 06/15/21	298,710
15,221	Series 1250, Class J, 7.000%, 05/15/22	16,101
26,425	Series 1316, Class Z, 8.000%, 06/15/22	28,296
45,632	Series 1324, Class Z, 7.000%, 07/15/22	48,377
32,864	Series 1343, Class LA, 8.000%, 08/15/22	36,329
38,303	Series 1343, Class LB, 7.500%, 08/15/22	38,266
28,356	Series 1394, Class ID, IF, 9.566%, 10/15/22	29,871
25,404	Series 1395, Class G, 6.000%, 10/15/22	25,391
19,020	Series 1505, Class Q, 7.000%, 05/15/23	19,830
36,587	Series 1518, Class G, IF, 8.657%, 05/15/23	38,109
38,036	Series 1541, Class O, VAR, 2.200%, 07/15/23	36,841
36,707	Series 1596, Class D, 6.500%, 10/15/13	37,676
15,500	Series 1607, Class SA, IF, 15.982%, 10/15/13	16,829
33,577	Series 1609, Class LG, IF, 16.115%, 11/15/23	37,906
500,000	Series 1638, Class H, 6.500%, 12/15/23	548,978
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,450
2,657	Series 1685, Class Z, 6.000%, 11/15/23	2,662
20,586	Series 1700, Class GA, PO, 02/15/24	17,839
1,531,529	Series 1732, Class K, 6.500%, 05/15/24	1,639,545
95,125	Series 1798, Class F, 5.000%, 05/15/23	97,755
210,175	Series 1863, Class Z, 6.500%, 07/15/26	221,537
4,027	Series 1865, Class D, PO, 02/15/24	2,628
63,196	Series 1981, Class Z, 6.000%, 05/15/27	64,442
82,625	Series 1987, Class PE, 7.500%, 09/15/27	82,542
33,173	Series 2025, Class PE, 6.300%, 01/15/13	33,635
21,320	Series 2033, Class SN, HB, IF, 20.407%, 03/15/24	9,313
35,623	Series 2038, Class PN, IO, 7.000%, 03/15/28	3,916
95,195	Series 2054, Class PV, 7.500%, 05/15/28	101,748
51,453	Series 2055, Class OE, 6.500%, 05/15/13	53,479
574,412	Series 2057, Class PE, 6.750%, 05/15/28	600,915
153,985	Series 2064, Class TE, 7.000%, 06/15/28	162,807
129,816	Series 2075, Class PH, 6.500%, 08/15/28	137,087
81,525	Series 2102, Class TU, 6.000%, 12/15/13	85,642
175,254	Series 2115, Class PE, 6.000%, 01/15/14	183,608
27,203	Series 2132, Class SB, HB, IF, 28.397%, 03/15/29	34,150
57,044	Series 2134, Class PI, IO, 6.500%, 03/15/19	8,082
11,006	Series 2135, Class UK, IO, 6.500%, 03/15/14	827
829,000	Series 2172, Class QC, 7.000%, 07/15/29	891,857
236,221	Series 2182, Class ZB, 8.000%, 09/15/29	258,842
40,789	Series 2247, Class Z, 7.500%, 08/15/30	45,382
11,182	Series 2261, Class ZY, 7.500%, 10/15/30	11,540
178,924	Series 2283, Class K, 6.500%, 12/15/23	193,917
24,054	Series 2306, Class K, PO, 05/15/24	21,411
57,729	Series 2306, Class SE, IF, IO, 7.850%, 05/15/24	7,856
79,626	Series 2325, Class PM, 7.000%, 06/15/31	86,321
448,106	Series 2344, Class ZD, 6.500%, 08/15/31	476,611
73,394	Series 2344, Class ZJ, 6.500%, 08/15/31	78,068
46,207	Series 2345, Class NE, 6.500%, 08/15/31	48,868
399,430	Series 2345, Class PQ, 6.500%, 08/15/16	424,897
142,007	Series 2355, Class BP, 6.000%, 09/15/16	150,475
188,750	Series 2359, Class ZB, 8.500%, 06/15/31	207,687
257,873	Series 2391, Class QR, 5.500%, 12/15/16	271,275
83,878	Series 2392, Class PV, 6.000%, 12/15/20	84,228
202,978	Series 2394, Class MC, 6.000%, 12/15/16	215,209
92,162	Series 2410, Class OE, 6.375%, 02/15/32	98,261
139,897	Series 2410, Class QS, IF, 18.054%, 02/15/32	147,273
89,130	Series 2410, Class QX, IF, IO, 8.094%, 02/15/32	11,597
100,000	Series 2412, Class SP, IF, 14.988%, 02/15/32	107,644
191,288	Series 2423, Class MC, 7.000%, 03/15/32	205,372
301,850	Series 2423, Class MT, 7.000%, 03/15/32	324,070
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	250,475
470,000	Series 2435, Class VH, 6.000%, 07/15/19	493,802
133,303	Series 2444, Class ES, IF, IO, 7.394%, 03/15/32	12,340
88,869	Series 2450, Class SW, IF, IO, 7.444%, 03/15/32	9,864
22,620	Series 2454, Class BG, 6.500%, 08/15/31	22,716
300,000	Series 2455, Class GK, 6.500%, 05/15/32	321,463
299,558	Series 2460, Class VZ, 6.000%, 11/15/29	307,990
231,088	Series 2484, Class LZ, 6.500%, 07/15/32	247,804
138,908	Series 2498, Class UD, 5.500%, 06/15/16	139,705
790,000	Series 2500, Class MC, 6.000%, 09/15/32	842,716
108,582	Series 2503, Class BH, 5.500%, 09/15/17	114,388
109,598	Series 2513, Class YO, PO, 02/15/32	105,815
405,767	Series 2515, Class DE, 4.000%, 03/15/32	409,287
460,092	Series 2535, Class BK, 5.500%, 12/15/22	486,926
300,000	Series 2543, Class YX, 6.000%, 12/15/32	321,958
500,000	Series 2544, Class HC, 6.000%, 12/15/32	534,148
190,417	Series 2565, Class MB, 6.000%, 05/15/30	195,920
500,000	Series 2575, Class ME, 6.000%, 02/15/33	536,287
119,870	Series 2586, Class WI, IO, 6.500%, 03/15/33	15,316
149,962	Series 2594, Class VA, 6.000%, 03/15/14	152,882
400,000	Series 2594, Class VQ, 6.000%, 08/15/20	418,405
298,023	Series 2597, Class DS, IF, IO, 6.994%, 02/15/33	17,577
419,905	Series 2599, Class DS, IF, IO, 6.444%, 02/15/33	24,077
499,225	Series 2610, Class DS, IF, IO, 6.544%, 03/15/33	31,913
650,759	Series 2611, Class SH, IF, IO, 7.094%, 10/15/21	49,966
500,000	Series 2617, Class GR, 4.500%, 05/15/18	523,573
725,876	Series 2626, Class NS, IF, IO, 5.994%, 06/15/23	72,489
500,000	Series 2631, Class LC, 4.500%, 06/15/18	524,156
647,342	Series 2636, Class Z, 4.500%, 06/15/18	675,069
199,277	Series 2638, Class DS, IF, 8.044%, 07/15/23	168,634
24,515	Series 2643, Class HI, IO, 4.500%, 12/15/16	1,021
74,678	Series 2656, Class SH, IF, 19.931%, 02/15/25	78,388
346,531	Series 2668, Class SB, IF, 6.705%, 10/15/15	347,792
231,574	Series 2682, Class YS, IF, 8.255%, 10/15/33	197,824
274,714	Series 2684, Class TO, PO, 10/15/33	206,117
184,441	Series 2691, Class WS, IF, 8.166%, 10/15/33	147,024
138,460	Series 2705, Class SC, IF, 8.166%, 11/15/33	118,859
211,357	Series 2705, Class SD, IF, 8.285%, 11/15/33	186,500
750,000	Series 2727, Class BS, IF, 8.241%, 01/15/34	561,458
13,556	Series 2733, Class GF, VAR, 0.000%, 09/15/33	13,232
209,330	Series 2744, Class FE, VAR, 0.000%, 02/15/34	175,690
144,668	Series 2753, Class S, IF, 10.887%, 02/15/34	121,298
153,506	Series 2755, Class SA, IF, 13.087%, 05/15/30	153,730
151,690	Series 2766, Class SX, IF, 15.009%, 03/15/34	143,417
59,746	Series 2769, Class PO, PO, 03/15/34	47,749
463,044	Series 2776, Class SK, IF, 8.241%, 04/15/34	399,115
46,911	Series 2778, Class BS, IF, 14.359%, 04/15/34	44,625
268,090	Series 2780, Class JG, 4.500%, 04/15/19	278,148
135,303	Series 2827, Class SQ, IF, 7.500%, 01/15/19	132,816
13,496	Series 2841, Class GO, PO, 08/15/34	13,506
123,104	Series 2846, Class PO, PO, 08/15/34	118,550
91,079	Series 2958, Class KB, 5.500%, 04/15/35	91,328
100,000	Series 2975, Class KO, PO, 05/15/35	81,748
116,324	Series 2989, Class PO, PO, 06/15/23	97,995
300,000	Series 3047, Class OD, 5.500%, 10/15/35	310,909
53,461	Series 3101, Class EA, 6.000%, 06/15/20	53,452
214,926	Series 3117, Class EO, PO, 02/15/36	194,429
328,854	Series 3260, Class CS, IF, IO, 5.584%, 01/15/37	26,733
2,281,659	Series 3430, Class AI, IO, 1.418%, 09/15/12	28,658
708,113	Federal Home Loan Mortgage Corp. STRIPS, Series 233, Class 11, IO, 5.000%, 09/15/35	79,567
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
26,911	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	28,720
181,756	Series T-54, Class 2A, 6.500%, 02/25/43	187,776
83,926	Series T-54, Class 3A, 7.000%, 02/25/43	87,519
51,615	Series T-58, Class A, PO, 09/25/43	42,325
	Federal National Mortgage Association REMICS,
10,920	Series 1989-83, Class H, 8.500%, 11/25/19	12,066
2,479	Series 1990-1, Class D, 8.800%, 01/25/20	2,759
12,618	Series 1990-10, Class L, 8.500%, 02/25/20	13,969
2,358	Series 1990-93, Class G, 5.500%, 08/25/20	2,417
43	Series 1990-140, Class K, HB, 652.145%, 12/25/20	566
4,656	Series 1990-143, Class J, 8.750%, 12/25/20	4,940
937,939	Series 1992-69, Class Z, 8.000%, 05/25/22	998,612
73,266	Series 1992-101, Class J, 7.500%, 06/25/22	76,053
29,429	Series 1992-143, Class MA, 5.500%, 09/25/22	30,973
7,030	Series 1993-165, Class SD, IF, 9.647%, 09/25/23	7,515
35,057	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	40,552
32,367	Series 1993-167, Class GA, 7.000%, 09/25/23	33,408
343,138	Series 1993-203, Class PL, 6.500%, 10/25/23	367,400
15,153	Series 1993-205, Class H, PO, 09/25/23	12,871
263,641	Series 1993-225, Class UB, 6.500%, 12/25/23	274,594
6,558	Series 1993-230, Class FA, VAR, 1.163%, 12/25/23	6,433
308,310	Series 1993-250, Class Z, 7.000%, 12/25/23	325,773
91,116	Series 1993-257, Class C, PO, 06/25/23	80,214
51,076	Series 1995-2, Class Z, 8.500%, 01/25/25	55,818
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	93,133
12,928	Series 1996-59, Class J, 6.500%, 08/25/22	13,916
99,834	Series 1996-59, Class K, 6.500%, 07/25/23	103,890
422,354	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	10,559
41,378	Series 1997-39, Class PD, 7.500%, 05/20/27	45,042
93,427	Series 1997-46, Class PL, 6.000%, 07/18/27	99,421
239,606	Series 1997-61, Class ZC, 7.000%, 02/25/23	253,084
109,869	Series 1998-36, Class ZB, 6.000%, 07/18/28	114,513
109,791	Series 1998-43, Class SA, IF, IO, 17.213%, 04/25/23	34,748
17,526	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2,745
226,927	Series 2001-30, Class PM, 7.000%, 07/25/31	237,964
221,360	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	25,327
343,663	Series 2001-36, Class DE, 7.000%, 08/25/31	370,768
43,110	Series 2001-44, Class PD, 7.000%, 09/25/31	46,498
194,210	Series 2001-52, Class XN, 6.500%, 11/25/15	206,222
569,693	Series 2001-61, Class Z, 7.000%, 11/25/31	614,534
273,226	Series 2001-69, Class PG, 6.000%, 12/25/16	289,901
174,709	Series 2001-71, Class QE, 6.000%, 12/25/16	185,399
84,482	Series 2001-80, Class PE, 6.000%, 07/25/29	87,231
103,404	Series 2002-1, Class HC, 6.500%, 02/25/22	111,817
26,878	Series 2002-1, Class SA, HB, IF, 23.491%, 02/25/32	32,361
305,031	Series 2002-3, Class OG, 6.000%, 02/25/17	323,630
643,995	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	20,285
315,483	Series 2002-28, Class PK, 6.500%, 05/25/32	336,993
711,033	Series 2002-62, Class ZE, 5.500%, 11/25/17	741,252
881,111	Series 2002-68, Class SH, IF, IO, 7.444%, 10/18/32	99,350
78,259	Series 2002-73, Class S, IF, 14.945%, 11/25/09	80,445
162,150	Series 2002-74, Class VB, 6.000%, 11/25/31	164,051
121,465	Series 2002-77, Class S, IF, 13.527%, 12/25/32	121,563
25,576	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1,816
167,079	Series 2002-93, Class PD, 3.500%, 02/25/29	167,128
500,000	Series 2002-94, Class BK, 5.500%, 01/25/18	535,474
459,392	Series 2003-7, Class A1, 6.500%, 12/25/42	482,344
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	287,479
250,000	Series 2003-41, Class PE, 5.500%, 05/25/23	270,475
230,558	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	27,641
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	106,697
72,389	Series 2003-64, Class SX, IF, 12.508%, 07/25/33	67,428
186,726	Series 2003-66, Class PA, 3.500%, 02/25/33	186,221
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	630,301
452,157	Series 2003-68, Class QP, 3.000%, 07/25/22	452,612
137,818	Series 2003-71, Class DS, IF, 6.804%, 08/25/33	108,409
813,095	Series 2003-80, Class SY, IF, IO, 7.128%, 06/25/23	79,624
500,000	Series 2003-83, Class PG, 5.000%, 06/25/23	525,592
101,272	Series 2003-91, Class SD, IF, 11.630%, 09/25/33	96,026
250,000	Series 2003-106, Class US, 8.292%, 11/25/23	193,903
500,000	Series 2003-106, Class WE, IF, 4.500%, 11/25/22	522,029
699,597	Series 2003-116, Class SB, IF, IO, 7.078%, 11/25/33	67,018
116,578	Series 2003-130, Class SX, IF, 10.737%, 01/25/34	116,412
193,949	Series 2003-132, Class OA, PO, 08/25/33	178,786
283,539	Series 2004-4, Class QM, IF, 13.156%, 06/25/33	285,745
183,256	Series 2004-10, Class SC, HB, IF, 26.512%, 02/25/34	221,238
164,907	Series 2004-14, Class SD, IF, 8.292%, 03/25/34	141,099
174,232	Series 2004-21, Class CO, PO, 04/25/34	120,217
178,833	Series 2004-22, Class A, 4.000%, 04/25/19	182,737
356,453	Series 2004-36, Class SA, IF, 18.090%, 05/25/34	405,568
272,728	Series 2004-46, Class SK, IF, 15.065%, 05/25/34	282,844
71,231	Series 2004-51, Class SY, IF, 13.196%, 07/25/34	71,161
150,029	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	162,591
200,000	Series 2004-76, Class CL, 4.000%, 10/25/19	206,971
208,747	Series 2004-92, Class JO, PO, 12/25/34	206,466
757,905	Series 2005-28, Class JA, 5.000%, 04/25/35	760,301
511,819	Series 2005-45, Class DC, HB, IF, 22.396%, 06/25/35	647,543
300,050	Series 2005-47, Class AN, 5.000%, 12/25/16	305,920
439,271	Series 2005-52, Class PA, 6.500%, 06/25/35	464,289
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	834,119
846,001	Series 2005-84, Class XM, 5.750%, 10/25/35	893,869
1,000,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,071,012
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	736,935
183,872	Series 2006-22, Class AO, PO, 04/25/36	162,240
425,479	Series 2006-59, Class QO, PO, 01/25/33	376,656
480,480	Series 2006-110, Class PO, PO, 11/25/36	406,918
959,016	Series 2007-7, Class SG, IF, IO, 5.978%, 08/25/36	62,014
796,052	Series 2007-88, Class VI, IF, IO, 6.018%, 09/25/37	65,057
874,616	Series 2008-16, Class IS, IF, IO, 5.678%, 03/25/38	73,035
853,361	Series 2008-53, Class CI, IF, IO, 6.678%, 07/25/38	60,174
27,057	Series G92-15, Class Z, 7.000%, 01/25/22	27,852
5,629	Series G92-42, Class Z, 7.000%, 07/25/22	6,108
111,129	Series G92-44, Class ZQ, 8.000%, 07/25/22	119,429
66,288	Series G92-54, Class ZQ, 7.500%, 09/25/22	72,598
4,333	Series G92-59, Class F, VAR, 3.155%, 10/25/22	4,276
11,217	Series G92-61, Class Z, 7.000%, 10/25/22	12,085
119,716	Series G92-66, Class KB, 7.000%, 12/25/22	129,815
33,506	Series G93-1, Class KA, 7.900%, 01/25/23	37,163
36,298	Series G93-17, Class SI, IF, 6.000%, 04/25/23	36,439
	Federal National Mortgage Association STRIPS,
96,030	Series 329, Class 1, PO, 01/01/33	89,274
352,432	Series 365, Class 8, IO, 5.500%, 05/01/36	38,417
	Federal National Mortgage Association Whole Loan,
129,426	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	136,625
80,209	Series 2003-W1, Class 2A, 7.500%, 12/25/42	85,949
126,450	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	132,931
	Government National Mortgage Association,
99,754	Series 1994-3, Class PQ, 7.488%, 07/16/24	107,739
459,151	Series 1994-7, Class PQ, 6.500%, 10/16/24	492,972
100,475	Series 1996-16, Class E, 7.500%, 08/16/26	106,182
95,394	Series 1997-8, Class PN, 7.500%, 05/16/27	101,309
114,469	Series 1998-26, Class K, 7.500%, 09/17/25	123,681
107,509	Series 1999-41, Class Z, 8.000%, 11/16/29	115,993
59,967	Series 1999-44, Class PC, 7.500%, 12/20/29	66,038
74,447	Series 1999-44, Class ZG, 8.000%, 12/20/29	81,085
52,355	Series 2000-6, Class Z, 7.500%, 02/20/30	55,536
89,996	Series 2000-14, Class PD, 7.000%, 02/16/30	96,470
334,820	Series 2000-21, Class Z, 9.000%, 03/16/30	375,904
41,231	Series 2000-26, Class Z, 7.750%, 09/20/30	41,176
5,936	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,137
800,000	Series 2000-36, Class PB, 7.500%, 11/16/30	834,574
77,311	Series 2000-37, Class B, 8.000%, 12/20/30	78,747
20,185	Series 2000-38, Class AH, 7.150%, 12/20/30	20,617
47,418	Series 2001-4, Class SJ, IF, IO, 7.594%, 01/19/30	5,374
146,980	Series 2001-36, Class S, IF, IO, 7.494%, 08/16/31	16,289
532,803	Series 2001-53, Class SR, IF, IO, 7.605%, 10/20/31	45,759
200,000	Series 2001-64, Class MQ, 6.500%, 12/20/31	211,683
28,506	Series 2002-24, Class SB, IF, 11.091%, 04/16/32	28,431
145,128	Series 2002-54, Class GB, 6.500%, 08/20/32	154,794
159,629	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	9,641
18,546	Series 2003-24, Class PO, PO, 03/16/33	17,235
389,393	Series 2003-76, Class LS, IF, IO, 6.655%, 09/20/31	30,005
827,126	Series 2004-11, Class SW, IF, IO, 4.955%, 02/20/34	78,902
77,435	Series 2004-28, Class S, IF, 18.130%, 04/16/34	82,529
950,034	Series 2009-6, Class SA, IF, IO, 5.544%, 02/16/39	50,319
	Vendee Mortgage Trust,
113,959	Series 1994-1, Class 1, VAR, 5.626%, 02/15/24	118,303
275,325	Series 1996-1, Class 1Z, 6.750%, 02/15/26	294,081
146,488	Series 1996-2, Class 1Z, 6.750%, 06/15/26	154,106
545,924	Series 1997-1, Class 2Z, 7.500%, 02/15/27	628,294
150,897	Series 1998-1, Class 2E, 7.000%, 03/15/28	160,281

		49,626,747

	Non-Agency CMO — 22.1%
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	218,268
	Banc of America Alternative Loan Trust,
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	105,282
122,983	Series 2004-6, Class 15, PO, 07/25/19	92,905
	Banc of America Funding Corp.,
214,500	Series 2003-1, Class A, PO, 05/20/33	138,061
495,667	Series 2003-3, Class 1A33, 5.500%, 10/25/33	465,372
124,287	Series 2004-1, Class PO, PO, 03/25/34	77,679
1,000,000	Series 2005-6, Class 2A7, 5.500%, 10/25/35	808,355
205,538	Series 2005-7, Class 30, PO, 11/25/35	114,304
533,521	Series 2005-E, Class 4A1, VAR, 4.490%, 03/20/35	363,685
	Banc of America Mortgage Securities, Inc.,
79,208	Series 2002-10, Class A, PO, 11/25/32	59,062
62,258	Series 2003-8, Class A, PO, 11/25/33	37,789
63,847	Series 2004-4, Class A, PO, 05/25/34	42,247
521,490	Series 2004-5, Class 2A2, 5.500%, 06/25/34	352,943
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	117,400
215,934	Series 2004-6, Class A, PO, 07/25/34	122,551
289,581	Series 2004-7, Class 1A19, PO, 08/25/34	190,065
200,000	Series 2004-E, Class 2A5, VAR, 4.113%, 06/25/34	168,667
496,595	Series 2004-J, Class 3A1, VAR, 5.074%, 11/25/34	374,738
	Bear Stearns Adjustable Rate Mortgage Trust,
307,988	Series 2003-7, Class 3A, VAR, 4.946%, 10/25/33 (i)	267,809
856,163	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	537,795
	Citicorp Mortgage Securities, Inc.,
1,067,812	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,053,797
549,731	Series 2004-5, Class 2A5, 4.500%, 08/25/34	532,896
	Citigroup Mortgage Loan Trust, Inc.,
55,761	Series 2003-UP3, Class A3, 7.000%, 09/25/33	54,931
83,434	Series 2003-UST1, Class 1, PO, 12/25/18	65,240
44,493	Series 2003-UST1, Class 3, PO, 12/25/18	36,538
176,229	Series 2003-UST1, Class A1, 5.500%, 12/25/18	176,670
184,865	Series 2005-1, Class 2A1A, VAR, 5.315%, 04/25/35	94,432
	Countrywide Alternative Loan Trust,
230,141	Series 2002-8, Class A4, 6.500%, 07/25/32	209,961
85,780	Series 2003-J1, Class PO, PO, 10/25/33	59,293
1,479,464	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	815,210
200,000	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	150,619
270,743	Series 2005-5R, Class A1, 5.250%, 12/25/18	240,115
1,000,000	Series 2005-20CB, Class 3A8, IF, IO, 4.228%, 07/25/35	43,775
2,188,511	Series 2005-22T1, Class A2, IF, IO, 4.548%, 06/25/35	101,078
170,172	Series 2005-26CB, Class A10, IF, 12.104%, 07/25/35	141,971
1,181,600	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	534,868
600,000	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	354,445
2,045,045	Series 2005-J1, Class 1A4, IF, IO, 4.578%, 02/25/35	95,844
200,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	84,328
	Countrywide Home Loan Mortgage Pass-Through Trust,
611,529	Series 2003-26, Class 1A6, 3.500%, 08/25/33	509,034
74,470	Series 2003-34, Class A11, 5.250%, 09/25/33	55,004
186,364	Series 2003-44, Class A6, PO, 10/25/33	107,647
184,663	Series 2003-J7, Class 4A3, IF, 9.100%, 08/25/18	150,534
172,946	Series 2004-7, Class 2A1, VAR, 4.013%, 06/25/34	118,227
103,266	Series 2004-HYB1, Class 2A, VAR, 5.121%, 05/20/34	76,587
138,552	Series 2004-HYB3, Class 2A, VAR, 4.141%, 06/20/34	77,308
635,712	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	534,474
106,801	Series 2004-J8, Class A, PO, 11/25/19	83,679
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	399,218
613,149	Series 2005-22, Class 2A1, VAR, 5.247%, 11/25/35	335,810
112,718	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	87,442
308,995	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	180,263
	First Horizon Asset Securities, Inc.,
339,852	Series 2003-3, Class 1A4, 3.900%, 05/25/33	303,576
380,668	Series 2004-AR7, Class 2A1, VAR, 4.914%, 02/25/35	310,024
300,000	Series 2004-AR7, Class 2A2, VAR, 4.914%, 02/25/35	231,196
374,305	Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	268,814
650,000	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 3A4, VAR, 4.856%, 06/19/35	278,517
	GSR Mortgage Loan Trust,
483,632	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	275,223
1,000,000	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	781,002
443,141	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	427,428
62,911	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	53,811
2,679,179	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.623%, 08/25/35	28,466
	MASTR Adjustable Rate Mortgages Trust,
272,021	Series 2004-13, Class 2A1, VAR, 4.531%, 04/21/34	221,110
1,100,000	Series 2004-13, Class 3A6, VAR, 3.788%, 11/21/34	741,239
	MASTR Alternative Loans Trust,
423,126	Series 2003-9, Class 8A1, 6.000%, 01/25/34	365,740
1,049,987	Series 2004-4, Class 10A1, 5.000%, 05/25/24	878,708
428,150	Series 2004-6, Class 7A1, 6.000%, 07/25/34	361,519
62,445	Series 2004-7, Class 30, PO, 08/25/34	35,774
418,336	Series 2004-8, Class 6A1, 5.500%, 09/25/19	373,365
538,913	Series 2004-10, Class 1A1, 4.500%, 09/25/19	473,906
	MASTR Asset Securitization Trust,
70,045	Series 2003-4, Class 2A2, 5.000%, 05/25/18	69,960
145,062	Series 2003-11, Class 6A2, 4.000%, 12/25/33	141,752
190,314	Series 2003-12, Class 15, PO, 12/25/18	148,871
272,335	Series 2004-6, Class 15, PO, 05/25/19	216,775
264,677	Series 2004-8, Class PO, PO, 08/25/19	205,319
470,170	Series 2004-10, Class 15, PO, 10/25/19	372,242
914,933	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	580,983
120,525	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.842%, 02/25/35	54,303
101,325	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	89,963
	Residential Accredit Loans, Inc.,
241,017	Series 2002-QS8, Class A5, 6.250%, 06/25/17	245,009
814,736	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	641,900
566,180	Series 2003-QS14, Class A1, 5.000%, 07/25/18	530,440
173,116	Series 2003-QS18, Class A1, 5.000%, 09/25/18	162,188
59,148	Series 2003-QS3, Class A2, IF, 15.352%, 02/25/18	49,204
200,563	Series 2003-QS3, Class A8, IF, IO, 7.078%, 02/25/18	14,512
476,952	Series 2003-QS9, Class A3, IF, IO, 7.028%, 05/25/18	36,226
76,551	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	62,173
	Residential Funding Mortgage Securities I,
141,629	Series 2003-S11, Class A1, 2.500%, 06/25/18	139,832
148,935	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	147,686
346,287	Series 2003-S7, Class A17, 4.000%, 05/25/33	289,474
287,957	Series 2005-SA4, Class 1A1, VAR, 4.973%, 09/25/35	178,155
23,077	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class 1, PO, 12/25/18	18,677
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.965%, 06/25/34	252,678
	Structured Asset Securities Corp.,
463,917	Series 2003-8, Class 1A2, 5.000%, 04/25/18	432,918
275,471	Series 2004-20, Class 1A3, 5.250%, 11/25/34	253,511
	WaMu Mortgage Pass-Through Certificates,
54,042	Series 2003-AR8, Class A, VAR, 4.264%, 08/25/33	44,876
844,086	Series 2003-S10, Class A5, 5.000%, 10/25/18	804,074
64,930	Series 2003-S10, Class A6, PO, 10/25/18	44,392
247,495	Series 2003-S4, Class 3A, 5.500%, 06/25/33	228,334
452,456	Series 2003-S8, Class A4, 4.500%, 09/25/18	431,736
105,047	Series 2004-AR3, Class A2, VAR, 4.176%, 06/25/34	81,246
905,378	Series 2004-S3, Class 2A3, IF, 17.402%, 07/25/34	847,122
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,806,918	Series 2005-2, Class 1A4, IF, IO, 4.528%, 04/25/35	126,806
1,007,314	Series 2005-2, Class 2A3, IF, IO, 4.478%, 04/25/35	45,110
800,000	Series 2005-4, Class CB7, 5.500%, 06/25/35	452,144
99,484	Series 2005-4, Class DP, PO, 06/25/20	75,634
280,169	Series 2005-6, Class 2A4, 5.500%, 08/25/35	183,667
146,411	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	138,615
	Wells Fargo Mortgage Backed Securities Trust,
144,189	Series 2003-8, Class A9, 4.500%, 08/25/18	142,657
74,129	Series 2003-11, Class 1A, PO, 10/25/18	57,940
663,000	Series 2003-11, Class 1A4, 4.750%, 10/25/18	592,963
146,798	Series 2003-17, Class 2A4, 5.500%, 01/25/34	144,099
496,013	Series 2003-K, Class 1A2, VAR, 4.486%, 11/25/33	414,861
270,146	Series 2004-7, Class 2A2, 5.000%, 07/25/19	266,601
341,258	Series 2004-EE, Class 3A1, VAR, 4.435%, 12/25/34	295,416
561,729	Series 2004-P, Class 2A1, VAR, 4.233%, 09/25/34	442,106
274,415	Series 2005-AR10, Class 2A4, VAR, 4.191%, 06/25/35	271,988
197,948	Series 2005-AR16, Class 2A1, VAR, 4.466%, 10/25/35	137,955

		30,230,726

	Total Collateralized Mortgage Obligations (Cost $85,379,580)	79,857,473

	Commercial Mortgage-Backed Securities — 1.9%
550,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.180%, 09/10/47	488,599
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	223,697
360,000	Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	298,411
186,271	Series 2006-PW14, Class A1, 5.044%, 12/11/38	183,828
131,442	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	131,418
12,179	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	12,157
100,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.149%, 04/15/41	74,070
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	298,300
	Morgan Stanley Capital I,
168,048	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	166,618
62,718	Series 2006-T23, Class A1, 5.682%, 08/12/41	62,610
250,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.086%, 08/15/39	206,135
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	429,866

	Total Commercial Mortgage-Backed Securities (Cost $2,852,550)	2,575,709

	Corporate Bonds — 16.1%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Systems Corp., 7.125%, 02/15/11	144,048
43,354	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	37,344

		181,392

	Air Freight & Logistics — 0.0% (g)
50,000	United Parcel Service, Inc., 5.500%, 01/15/18	51,863

	Airlines — 0.1%
85,000	American Airlines Pass Through Trust 1999, 7.024%, 10/15/09	81,600
40,000	International Lease Finance Corp., 5.875%, 05/01/13	21,449
	UAL Pass-Through Trust, Series 2001-1,
6,615	6.071%, 03/01/13	6,549
4,233	6.201%, 03/01/10	4,042

		113,640

	Automobiles — 0.3%
350,000	Daimler Finance North America LLC, 7.200%, 09/01/09	351,491

	Beverages — 0.1%
25,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	24,928
50,000	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	55,886
20,000	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	20,467
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	12,767

		114,048

	Biotechnology — 0.0% (g)
15,000	Amgen, Inc., 5.700%, 02/01/19	15,235

	Capital Markets — 2.6%
	Bear Stearns Cos., LLC (The),
80,000	5.700%, 11/15/14 (y)	76,034
250,000	6.400%, 10/02/17 (y)	243,312
	Credit Suisse USA, Inc.,
50,000	4.875%, 01/15/15	46,908
150,000	5.500%, 08/15/13	148,097
500,000	6.125%, 11/15/11	509,245
	Goldman Sachs Group, Inc. (The),
375,000	4.750%, 07/15/13	344,452
150,000	5.250%, 10/15/13	140,069
100,000	5.500%, 11/15/14 (c)	90,979
150,000	5.950%, 01/18/18	136,176
70,000	6.750%, 10/01/37	47,344
200,000	6.875%, 01/15/11	202,109
	Lehman Brothers Holdings, Inc.,
200,000	4.800%, 03/13/14 (d)	25,500
100,000	5.750%, 05/17/13 (d)	12,750
175,000	6.625%, 01/18/12 (d)	22,312
	Merrill Lynch & Co., Inc.,
100,000	4.790%, 08/04/10	90,919
120,000	5.450%, 07/15/14	90,918
135,000	6.150%, 04/25/13	113,481
80,000	6.400%, 08/28/17	57,393
90,000	6.875%, 04/25/18	70,388
	Morgan Stanley,
400,000	4.750%, 04/01/14	327,031
300,000	6.600%, 04/01/12	301,349
450,000	6.750%, 04/15/11	450,346

		3,547,112

	Chemicals — 0.4%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	94,466
150,000	6.125%, 02/01/11	140,170
30,000	7.375%, 11/01/29	19,341
80,000	Monsanto Co., 7.375%, 08/15/12	88,566
50,000	Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	49,121
90,000	Praxair, Inc., 5.250%, 11/15/14	95,365

		487,029

	Commercial Banks — 1.3%
	Barclays Bank plc, (United Kingdom),
100,000	5.450%, 09/12/12 (c)	101,245
150,000	6.050%, 12/04/17 (e)	117,961
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	73,572
250,000	Huntington National Bank (The), 8.000%, 04/01/10 (c)	239,740
	Keycorp,
200,000	4.700%, 05/21/09	199,653
35,000	6.500%, 05/14/13	34,154
75,000	Marshall & Ilsley Corp., 5.350%, 04/01/11	58,317
20,000	National City Bank, VAR, 1.243%, 01/21/10	19,415
50,000	PNC Funding Corp., 5.250%, 11/15/15	45,095
50,000	Regions Financial Corp., 7.375%, 12/10/37	37,201
150,000	State Street Corp., 7.650%, 06/15/10	150,001
250,000	SunTrust Banks, Inc., 6.375%, 04/01/11	252,633
100,000	UBS AG, (Switzerland), 5.750%, 04/25/18	83,645
100,000	US Bancorp, 7.500%, 06/01/26	82,699
	Wachovia Bank N.A.,
250,000	6.600%, 01/15/38	197,714
100,000	7.800%, 08/18/10	99,590

		1,792,635

	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	84,651
25,000	5.900%, 02/15/39	22,970

		107,621

	Computers & Peripherals — 0.1%
75,000	Hewlett-Packard Co., 4.750%, 06/02/14	75,819
50,000	International Business Machines
	Corp., 6.220%, 08/01/27	48,664

		124,483

	Consumer Finance — 0.6%
	Capital One Financial Corp.,
65,000	5.700%, 09/15/11	58,525
185,000	6.250%, 11/15/13	166,459
	HSBC Finance Corp.,
150,000	5.000%, 06/30/15	111,149
150,000	5.250%, 01/15/14	119,265
50,000	7.350%, 11/27/32	34,512
20,000	John Deere Capital Corp., 4.500%, 04/03/13	19,620
	SLM Corp.,
150,000	4.000%, 01/15/10	126,578
100,000	5.375%, 01/15/13	54,872
100,000	Washington Mutual Finance Corp., 6.875%, 05/15/11 (d)	90,831

		781,811

	Diversified Financial Services — 2.6%
250,000	Associates Corp. of North America, 8.550%, 07/15/09	248,234
	Bank of America Corp.,
205,000	5.750%, 12/01/17	172,156
300,000	7.800%, 02/15/10	288,197
	Caterpillar Financial Services Corp.,
100,000	6.200%, 09/30/13 (c)	100,096
100,000	7.050%, 10/01/18	93,539
50,000	7.150%, 02/15/19	45,733
150,000	CIT Group, Inc., 7.625%, 11/30/12 (c)	110,405
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	118,567
300,000	5.625%, 08/27/12	218,499
100,000	6.125%, 05/15/18 (c)	86,314
	CME Group, Inc.,
50,000	5.400%, 08/01/13	50,714
50,000	5.750%, 02/15/14	51,532
	General Electric Capital Corp.,
200,000	4.800%, 05/01/13 (c)	187,434
100,000	5.250%, 10/19/12 (c)	96,272
400,000	5.625%, 05/01/18	347,808
390,000	5.875%, 02/15/12	387,144
100,000	5.875%, 01/14/38	71,428
110,000	6.000%, 06/15/12	108,452
200,000	6.750%, 03/15/32	162,180
500,000	7.375%, 01/19/10 (c)	503,022
130,000	Textron Financial Corp., 5.125%, 02/03/11	93,680

		3,541,406

	Diversified Telecommunication Services — 2.0%
	AT&T, Inc.,
125,000	4.950%, 01/15/13	126,807
50,000	5.500%, 02/01/18	48,348
70,000	5.600%, 05/15/18	68,117
100,000	BellSouth Corp., 5.200%, 09/15/14	100,572
247,765	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	251,221
400,000	British Telecommunications plc, (United Kingdom), 8.625%, 12/15/10	416,291
180,000	France Telecom S.A., (France), 7.750%, 03/01/11 (c)	192,779
150,000	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	150,937
	Sprint Capital Corp.,
80,000	8.375%, 03/15/12	72,000
50,000	8.750%, 03/15/32	33,500
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	43,171
130,000	5.250%, 11/15/13	116,745
100,000	Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	103,550
115,000	TELUS Corp., (Canada), 8.000%, 06/01/11	119,705
650,000	Verizon Global Funding Corp., 7.250%, 12/01/10	686,713
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	97,827
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	97,004

		2,725,287

	Electric Utilities — 0.9%
25,000	Alabama Power Co., 6.125%, 05/15/38	25,015
100,000	Carolina Power & Light Co., 5.125%, 09/15/13	104,219
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	99,258
40,000	Columbus Southern Power Co., 6.050%, 05/01/18	37,005
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	60,635
150,000	Exelon Generation Co. LLC, 6.950%, 06/15/11	153,162
	Florida Power & Light Co.,
30,000	5.950%, 10/01/33 (c)	30,309
30,000	5.950%, 02/01/38	30,329
25,000	Georgia Power Co., 5.950%, 02/01/39 (c)	24,586
15,000	Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	14,532
75,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	75,963
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	71,538
65,000	PSEG Power LLC, 7.750%, 04/15/11	68,020
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	139,630
25,000	Public Service Electric & Gas Co., 6.330%, 11/01/13	26,896
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	143,375
50,000	5.400%, 04/30/18	50,047
70,000	5.950%, 09/15/17	72,891

		1,227,410

	Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The), 8.050%, 02/01/10	155,155

	Food Products — 0.2%
50,000	Kellogg Co., 4.250%, 03/06/13	50,696
	Kraft Foods, Inc.,
165,000	6.125%, 02/01/18	165,373
100,000	6.875%, 02/01/38	98,203

		314,272

	Gas Utilities — 0.1%
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	21,521
80,000	KeySpan Gas East Corp., 7.875%, 02/01/10	82,124
50,000	TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13	48,366

		152,011

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,165

	Health Care Providers & Services — 0.0% (g)
20,000	WellPoint, Inc., 7.000%, 02/15/19	20,011

	Household Products — 0.1%
89,573	Procter & Gamble - ESOP, 9.360%, 01/01/21	113,473

	Industrial Conglomerates — 0.2%
250,000	General Electric Co., 5.000%, 02/01/13	250,028

	Insurance — 1.5%
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	58,036
130,000	American International Group, Inc., 4.250%, 05/15/13	52,560
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	195,506
165,000	Genworth Global Funding Trusts, 5.200%, 10/08/10	140,056
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	188,974
100,000	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	102,845
200,000	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	194,911
100,000	Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	94,822
150,000	Monumental Global Funding II, 4.375%, 07/30/09 (e)	149,473
100,000	Nationwide Financial Services, 6.250%, 11/15/11	94,031
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	248,080
300,000	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	293,297
	Protective Life Secured Trusts,
85,000	4.000%, 10/07/09	84,405
200,000	4.000%, 04/01/11	185,653
25,000	Travelers Cos, Inc. (The), 5.800%, 05/15/18	24,257

		2,106,906

	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	24,434

	Media — 0.7%
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	130,100
335,000	Comcast Cable Holdings LLC, 9.800%, 02/01/12	359,096
	Comcast Corp.,
100,000	5.500%, 03/15/11	101,438
50,000	5.900%, 03/15/16	48,298
100,000	Historic TW, Inc., 9.150%, 02/01/23	99,436
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	48,424
150,000	10.150%, 05/01/12	161,886
50,000	Viacom, Inc., 6.250%, 04/30/16	43,897

		992,575

	Metals & Mining — 0.1%
100,000	Alcoa, Inc., 5.550%, 02/01/17	66,162
40,000	BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	38,282

		104,444

	Multi-Utilities — 0.2%
	Duke Energy Carolinas LLC,
75,000	5.100%, 04/15/18	75,614
75,000	5.625%, 11/30/12	79,294
75,000	6.250%, 01/15/12	79,747
50,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	52,500
40,000	Sempra Energy, 8.900%, 11/15/13	43,477

		330,632

	Oil, Gas & Consumable Fuels — 0.4%
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	89,577
	ConocoPhillips,
25,000	5.750%, 02/01/19	25,166
125,000	8.750%, 05/25/10	133,682
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	77,669
150,000	Marathon Oil Corp., 6.000%, 10/01/17	139,020
50,000	XTO Energy, Inc., 5.750%, 12/15/13 (c)	50,548

		515,662

	Paper & Forest Products — 0.2%
165,000	International Paper Co., 4.000%, 04/01/10	156,998
100,000	Weyerhaeuser Co., 6.750%, 03/15/12 (c)	96,189

		253,187

	Pharmaceuticals — 0.0% (g)
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14 (c)	37,842

	Real Estate Investment Trusts (REITs) — 0.1%
100,000	HRPT Properties Trust, 6.650%, 01/15/18	59,424
	Simon Property Group LP,
50,000	5.625%, 08/15/14	40,100
45,000	6.100%, 05/01/16	35,629

		135,153

	Real Estate Management & Development — 0.0% (g)
30,000	ERP Operating LP, 4.750%, 06/15/09	29,813

	Road & Rail — 0.1%
150,000	Burlington Northern Santa Fe Corp., 7.125%, 12/15/10	157,076

	Software — 0.1%
	Oracle Corp.,
50,000	5.250%, 01/15/16	50,981
50,000	5.750%, 04/15/18	52,181

		103,162

	Specialty Retail — 0.1%
70,000	Home Depot, Inc., 5.400%, 03/01/16	62,923
35,000	Staples, Inc., 9.750%, 01/15/14	36,640

		99,563

	Thrifts & Mortgage Finance — 0.4%
250,000	Countrywide Home Loans, Inc., 4.000%, 03/22/11	222,474
300,000	Wachovia Mortgage FSB, 4.500%, 06/15/09	299,594

		522,068

	Water Utilities — 0.1%
100,000	American Water Capital Corp., 6.085%, 10/15/17 (c)	93,341

	Wireless Telecommunication Services — 0.2%
150,000	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	160,276
180,000	Sprint Nextel Corp., 6.000%, 12/01/16 (c)	128,700
50,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	48,693

		337,669

	Total Corporate Bonds (Cost $23,954,481)	22,021,105

	Foreign Government Security — 0.1%
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15 (Cost $101,737)	105,130

	Mortgage Pass-Through Securities — 7.9%
	Federal Home Loan Mortgage Corp.,
288,801	ARM, 4.156%, 04/01/34	292,114
224,708	ARM, 4.620%, 03/01/35	228,070
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
86,878	4.500%, 08/01/18	89,980
445,273	6.500%, 10/01/17 - 02/01/19	467,681
207,242	7.000%, 01/01/17	216,620
1,277	7.500%, 09/01/10	1,301
26,495	8.500%, 11/01/15	30,749
1,165	9.000%, 06/01/10	1,208
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
111,782	6.000%, 12/01/22	117,734
204,068	6.500%, 11/01/22	217,344
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
255,420	5.500%, 10/01/33	266,168
179,908	6.500%, 11/01/34	190,537
187,471	7.000%, 04/01/35	202,058
290,237	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 07/01/29	304,167
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
51,520	10.000%, 01/01/20 - 09/01/20	55,562
3,845	12.000%, 07/01/19	4,452
	Federal National Mortgage Association,
270,805	ARM, 3.929%, 07/01/33	273,506
80,779	ARM, 4.176%, 04/01/34	82,626
276,280	ARM, 4.229%, 05/01/35	280,969
4,397	ARM, 4.256%, 03/01/19	4,400
218,191	ARM, 4.394%, 10/01/34	221,654
13,195	ARM, 4.400%, 03/01/29	13,200
506,913	ARM, 4.715%, 08/01/34	512,424
246,363	ARM, 4.739%, 04/01/33	247,571
721,617	ARM, 4.826%, 01/01/35	731,934
251,791	ARM, 5.044%, 01/01/34	258,719
	Federal National Mortgage Association, 15 Year, Single Family,
556,689	3.500%, 09/01/18 - 06/01/19	551,976
86,575	4.000%, 07/01/18	88,789
148,392	4.500%, 07/01/18	153,876
60,745	5.000%, 06/01/18	63,484
448,792	6.000%, 03/01/18 - 07/01/19	471,832
154,112	6.500%, 08/01/20	161,613
37,851	8.000%, 11/01/12	39,517
	Federal National Mortgage Association, 20 Year, Single Family,
261,975	4.500%, 01/01/25	268,942
347,991	6.500%, 03/01/19 - 12/01/22	369,842
	Federal National Mortgage Association, 30 Year, FHA/VA,
108,435	8.500%, 10/01/26 - 06/01/30	118,321
103,790	9.000%, 04/01/25	114,423
	Federal National Mortgage Association, 30 Year, Single Family,
364,061	3.000%, 09/01/31	352,121
339,770	6.000%, 01/01/29 - 03/01/33	359,987
6,048	7.000%, 08/01/32	6,513
239,804	8.000%, 03/01/27 - 11/01/28	261,576
	Federal National Mortgage Association, Other,
291,138	4.000%, 09/01/13	296,536
425,380	4.500%, 11/01/14	436,113
167,346	5.500%, 09/01/33	174,419
64	6.000%, 05/01/09	64
513,881	6.500%, 10/01/35	541,256
	Government National Mortgage Association II, 30 Year, Single Family,
35,620	8.000%, 11/20/26 - 01/20/27	38,551
4,236	8.500%, 05/20/25	4,580
43,760	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	46,717
	Government National Mortgage Association, 30 Year, Single Family,
13,786	6.500%, 10/15/28	14,713
32,351	7.000%, 06/15/33	35,031
9,384	7.500%, 09/15/28	10,119
9,076	8.000%, 09/15/22 - 05/15/28	9,827
473,953	9.500%, 10/15/24	578,903

	Total Mortgage Pass-Through Securities (Cost $10,522,614)	10,882,389

	Municipal Bond — 0.1%
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33 (Cost $160,000)	138,918

	Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, (Supranational), 5.200%, 05/21/13 (Cost $49,901)	46,276

	U.S. Treasury Obligations — 13.5%
	U.S. Treasury Bonds,
200,000	8.750%, 08/15/20	305,125
1,465,000	9.250%, 02/15/16	2,108,342
	U.S. Treasury Bonds Coupon STRIPS,
825,000	02/15/15 (m)	722,501
1,715,000	11/15/15	1,456,632
3,300,000	02/15/16 (m)	2,764,344
1,215,000	05/15/16 (c)	1,008,333
1,700,000	08/15/16 (c)	1,384,007
2,900,000	11/15/16 (c)	2,343,841
575,000	02/15/17	458,388
3,625,000	05/15/17 (c)	2,869,108
2,900,000	11/15/17	2,228,905
550,000	02/15/19 (c)	402,805
300,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	482,812

	Total U.S. Treasury Obligations (Cost $16,428,518)	18,535,143

	Total Long-Term Investments (Cost $141,250,812)	135,663,304

SHARES

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
539,688	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (Cost $539,688)	539,688

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 5.0%
	Investment Company — Continued — 5.0%
6,821,047	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $6,821,047)	6,821,047

	Total Investments — 104.5% (Cost $148,611,547)	143,024,039

	Liabilities in Excess of Other Assets — (4.5)%	(6,183,951)

	NET ASSETS — 100.0%	$136,840,088

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ESOP	-	Employee Stock Ownership Program
FHA	-	Federal Housing Administration
GMAC	-	General Motors Acceptance Corp.
GO	-	General Obligation
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2009. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduits
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2009.
VA	-	Veterans Administration
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,710,737
Aggregate gross unrealized depreciation	(11,298,245)

Net unrealized appreciation/depreciation	($5,587,508)

Federal income tax cost of investments	$148,611,547

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 7,360,735	$ —
Level 2 – Other significant observable inputs	135,663,304	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 143,024,039	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 1.4%
14,890	Precision Castparts Corp.	891,911

	Airlines — 0.5%
57,800	Delta Air Lines, Inc. (a)	325,414

	Auto Components — 0.7%
43,220	Gentex Corp.	430,471

	Biotechnology — 1.9%
14,590	Celgene Corp. (a)	647,796
11,600	Myriad Genetics, Inc. (a)	527,452

		1,175,248

	Capital Markets — 6.4%
7,190	Affiliated Managers Group, Inc. (a) (c)	299,895
27,483	Investment Technology Group, Inc. (a)	701,366
19,100	Lazard Ltd., (Bermuda), Class A	561,540
15,140	Northern Trust Corp.	905,675
55,620	Och-Ziff Capital Management Group LLC, Class A	337,613
23,680	T. Rowe Price Group, Inc.	683,405
40,910	TD AMERITRADE Holding Corp. (a)	564,967

		4,054,461

	Chemicals — 4.5%
40,930	Ecolab, Inc.	1,421,499
16,300	Praxair, Inc.	1,096,827
37,050	Rockwood Holdings, Inc. (a)	294,177

		2,812,503

	Commercial Services & Supplies — 5.9%
94,230	Corrections Corp. of America (a)	1,207,086
20,840	Stericycle, Inc. (a)	994,693
58,640	Waste Connections, Inc. (a)	1,507,048

		3,708,827

	Communications Equipment — 3.3%
38,847	CommScope, Inc. (a)	441,302
29,500	F5 Networks, Inc. (a)	618,025
21,080	Harris Corp.	610,055
28,700	Juniper Networks, Inc. (a)	432,222

		2,101,604

	Computers & Peripherals — 1.1%
45,300	NetApp, Inc. (a)	672,252

	Construction & Engineering — 1.5%
17,700	Aecom Technology Corp. (a)	461,616
17,120	Shaw Group, Inc. (The) (a)	469,259

		930,875

	Containers & Packaging — 0.5%
9,300	Greif, Inc., Class A	309,597

	Diversified Consumer Services — 1.4%
18,000	DeVry, Inc.	867,240

	Diversified Financial Services — 1.6%
32,090	Interactive Brokers Group, Inc., Class A (a)	517,612
6,800	Intercontinental Exchange, Inc. (a)	506,396

		1,024,008

	Diversified Telecommunication Services — 1.6%
113,590	tw telecom, inc. (a)	993,913

	Electrical Equipment — 1.5%
2,120	First Solar, Inc. (a)	281,324
15,210	Roper Industries, Inc.	645,664

		926,988

	Electronic Equipment, Instruments & Components — 2.9%
33,024	Amphenol Corp., Class A	940,854
17,130	Dolby Laboratories, Inc., Class A (a)	584,304
15,540	FLIR Systems, Inc. (a)	318,259

		1,843,417

	Energy Equipment & Services — 2.0%
26,870	Cameron International Corp. (a)	589,259
12,260	Helmerich & Payne, Inc. (c)	279,160
10,890	Oceaneering International, Inc. (a)	401,515

		1,269,934

	Health Care Equipment & Supplies — 2.4%
22,520	DENTSPLY International, Inc.	604,662
37,220	Hologic, Inc. (a)	487,210
12,300	Zimmer Holdings, Inc. (a)	448,950

		1,540,822

	Health Care Providers & Services — 4.4%
18,690	DaVita, Inc. (a)	821,426
10,300	Express Scripts, Inc. (a)	475,551
23,210	Humana, Inc. (a)	605,317
38,750	VCA Antech, Inc. (a) (c)	873,812

		2,776,106

	Health Care Technology — 1.1%
15,880	Cerner Corp. (a) (c)	698,244

	Hotels, Restaurants & Leisure — 3.7%
23,522	Darden Restaurants, Inc.	805,864
29,600	Penn National Gaming, Inc. (a)	714,840
31,000	Tim Hortons, Inc., (Canada)	786,470

		2,307,174

	Industrial Conglomerates — 1.0%
16,300	Carlisle Cos., Inc.	319,969
24,750	McDermott International, Inc. (a)	331,402

		651,371

	Insurance — 6.0%
28,100	ACE Ltd., (Switzerland)	1,135,240
15,700	AON Corp.	640,874
39,000	Fidelity National Financial, Inc., Class A	760,890
48,700	HCC Insurance Holdings, Inc.	1,226,753

		3,763,757

	Internet & Catalog Retail — 1.1%
9,100	Amazon.com, Inc. (a)	668,304

	Internet Software & Services — 2.6%
48,600	Akamai Technologies, Inc. (a)	942,840
12,038	Equinix, Inc. (a) (c)	675,934

		1,618,774

	IT Services — 2.5%
4,940	MasterCard, Inc., Class A	827,351
39,300	SAIC, Inc. (a)	733,731

		1,561,082

	Life Sciences Tools & Services — 2.8%
16,110	Covance, Inc. (a)	573,999
31,420	Illumina, Inc. (a)	1,170,081

		1,744,080

	Machinery — 3.0%
14,700	AGCO Corp. (a)	288,120
12,620	Bucyrus International, Inc.	191,572
16,700	Cummins, Inc.	425,015
21,050	Pall Corp.	430,051
21,100	Wabtec Corp.	556,618

		1,891,376

	Media — 2.7%
37,000	Discovery Communications, Inc., Class A (a)	592,740
24,830	John Wiley & Sons, Inc., Class A	739,437
11,600	Morningstar, Inc. (a) (c)	396,140

		1,728,317

	Multiline Retail — 2.3%
24,100	Kohl’s Corp. (a)	1,019,912
24,000	Nordstrom, Inc. (c)	402,000

		1,421,912

	Oil, Gas & Consumable Fuels — 5.7%
9,900	Apache Corp.	634,491
31,340	Cabot Oil & Gas Corp.	738,684
64,270	Forest Oil Corp. (a)	845,151
8,800	Noble Energy, Inc.	474,144
30,960	Southwestern Energy Co. (a)	919,202

		3,611,672

	Professional Services — 1.3%
16,100	FTI Consulting, Inc. (a)	796,628

	Road & Rail — 1.9%
34,900	Landstar System, Inc.	1,168,103

	Semiconductors & Semiconductor Equipment — 4.3%
57,560	Broadcom Corp., Class A (a)	1,150,049
23,010	KLA-Tencor Corp.	460,200
8,200	Lam Research Corp. (a)	186,714
44,600	Marvell Technology Group Ltd., (Bermuda) (a)	408,536
26,000	Xilinx, Inc.	498,160

		2,703,659

	Software — 4.9%
83,940	Amdocs Ltd., (United Kingdom) (a)	1,554,569
12,190	ANSYS, Inc. (a)	305,969
18,790	Electronic Arts, Inc. (a)	341,790
47,464	Nuance Communications, Inc. (a)	515,459
11,600	Sybase, Inc. (a)	351,364

		3,069,151

	Specialty Retail — 4.9%
18,800	Advance Auto Parts, Inc.	772,304
48,400	American Eagle Outfitters, Inc.	592,416
15,300	Bed Bath & Beyond, Inc. (a)	378,675
24,500	CarMax, Inc. (a)	304,780
13,200	Sherwin-Williams Co. (The)	686,004
14,200	TJX Cos., Inc.	364,088

		3,098,267

	Wireless Telecommunication Services — 1.1%
20,000	Leap Wireless International, Inc. (a) (c)	697,400

	Total Long-Term Investments (Cost $81,894,564)	61,854,862

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
549,555	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $549,555)	549,555

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 5.3%
	Corporate Note — 1.5%
1,000,000	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e) (Cost $1,000,000)	947,487

SHARES

	Investment Company — 3.8%
2,407,553	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $2,407,553)	2,407,553

	Total Investments of Cash Collateral for Securities on Loan (Cost $3,407,553)	3,355,040

	Total Investments — 104.6% (Cost $85,851,672)	65,759,457
	Liabilities in Excess of Other Assets — (4.6)%	(2,908,498)

	NET ASSETS — 100.0%	$62,850,959

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR -	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,944,783
Aggregate gross unrealized depreciation	(22,036,998)

Net unrealized appreciation/depreciation	$(20,092,215)

Federal income tax cost of investments	$85,851,672

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 64,811,970	$ -
Level 2 – Other significant observable inputs	947,487	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 65,759,457	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.5%
	Common Stocks — 98.5%
	Aerospace & Defense — 2.7%
6,788	Boeing Co.	241,517
3,609	General Dynamics Corp.	150,098
1,157	Goodrich Corp.	43,839
6,873	Honeywell International, Inc.	191,482
1,700	ITT Corp.	65,399
1,109	L-3 Communications Holdings, Inc.	75,190
3,104	Lockheed Martin Corp.	214,269
3,059	Northrop Grumman Corp.	133,495
1,308	Precision Castparts Corp.	78,349
3,740	Raytheon Co.	145,635
1,478	Rockwell Collins, Inc.	48,242
8,809	United Technologies Corp.	378,611

		1,766,126

	Air Freight & Logistics — 1.1%
1,591	C.H. Robinson Worldwide, Inc.	72,566
1,983	Expeditors International of Washington, Inc.	56,099
2,910	FedEx Corp.	129,466
9,306	United Parcel Service, Inc., Class B	458,041

		716,172

	Airlines — 0.1%
6,919	Southwest Airlines Co.	43,797

	Auto Components — 0.1%
2,256	Goodyear Tire & Rubber Co. (The) (a)	14,123
5,555	Johnson Controls, Inc.	66,660

		80,783

	Automobiles — 0.1%
22,402	Ford Motor Co. (a) (c)	58,917
5,707	General Motors Corp. (c)	11,072
2,184	Harley-Davidson, Inc.	29,244

		99,233

	Beverages — 2.7%
917	Brown-Forman Corp., Class B	35,607
18,609	Coca-Cola Co. (The)	817,866
2,964	Coca-Cola Enterprises, Inc.	39,095
1,820	Constellation Brands, Inc., Class A (a)	21,658
2,372	Dr. Pepper Snapple Group, Inc. (a)	40,110
1,401	Molson Coors Brewing Co., Class B	48,026
1,266	Pepsi Bottling Group, Inc.	28,029
14,549	PepsiCo, Inc.	748,983

		1,779,374

	Biotechnology — 2.1%
9,666	Amgen, Inc. (a)	478,660
2,779	Biogen Idec, Inc. (a)	145,675
4,295	Celgene Corp. (a)	190,698
643	Cephalon, Inc. (a)	43,788
2,537	Genzyme Corp. (a)	150,673
8,516	Gilead Sciences, Inc. (a)	394,461

		1,403,955

	Building Products — 0.0% (g)
3,361	Masco Corp.	23,460

	Capital Markets — 2.5%
2,046	Ameriprise Financial, Inc.	41,923
10,741	Bank of New York Mellon Corp. (The)	303,433
8,763	Charles Schwab Corp. (The)	135,826
5,348	E*Trade Financial Corp. (a)	6,845
832	Federated Investors, Inc., Class B	18,520
1,415	Franklin Resources, Inc.	76,226
4,317	Goldman Sachs Group, Inc. (The)	457,688
3,538	Invesco Ltd.	49,037
1,478	Janus Capital Group, Inc.	9,829
1,335	Legg Mason, Inc.	21,226
10,045	Morgan Stanley	228,725
2,089	Northern Trust Corp.	124,964
4,038	State Street Corp.	124,290
2,394	T. Rowe Price Group, Inc. (c)	69,091

		1,667,623

	Chemicals — 2.0%
1,960	Air Products & Chemicals, Inc.	110,250
452	CF Industries Holdings, Inc.	32,151
8,641	Dow Chemical Co. (The)	72,844
8,437	E.l. du Pont de Nemours & Co.	188,398
678	Eastman Chemical Co.	18,170
1,568	Ecolab, Inc.	54,457
736	International Flavors & Fragrances, Inc.	22,419
5,122	Monsanto Co.	425,638
1,535	PPG Industries, Inc.	56,641
2,871	Praxair, Inc.	193,190
1,168	Rohm & Haas Co.	92,085
1,142	Sigma-Aldrich Corp.	43,156

		1,309,399

	Commercial Banks — 1.9%
5,229	BB&T Corp. (c)	88,475
1,414	Comerica, Inc.	25,890
5,398	Fifth Third Bancorp (c)	15,762
1,974	First Horizon National Corp.	21,199
3,423	Huntington Bancshares, Inc.	5,682
4,625	KeyCorp	36,399
727	M&T Bank Corp. (c)	32,890
2,480	Marshall & Ilsley Corp.	13,962
4,001	PNC Financial Services Group, Inc.	117,189
6,494	Regions Financial Corp.	27,664
3,334	SunTrust Banks, Inc.	39,141
16,408	U.S. Bancorp	239,721
39,617	Wells Fargo & Co.	564,146
1,078	Zions Bancorp	10,597

		1,238,717

	Commercial Services & Supplies — 0.5%
1,054	Avery Dennison Corp.	23,546
1,228	Cintas Corp.	30,356
1,679	Iron Mountain, Inc. (a)	37,224
1,929	Pitney Bowes, Inc.	45,042
1,918	R.R. Donnelley & Sons Co.	14,059
3,010	Republic Services, Inc.	51,622
797	Stericycle, Inc. (a)	38,041
4,594	Waste Management, Inc.	117,606

		357,496

	Communications Equipment— 2.9%
848	Ciena Corp. (a)	6,597
54,567	Cisco Systems, Inc. (a)	915,089
14,537	Corning, Inc.	192,906
1,249	Harris Corp.	36,146
2,011	JDS Uniphase Corp. (a)	6,536
4,881	Juniper Networks, Inc. (a)	73,508
21,282	Motorola, Inc.	90,023
15,420	QUALCOMM, Inc.	599,992
3,699	Tellabs, Inc. (a)	16,941

		1,937,738

	Computers & Peripherals — 5.1%
8,325	Apple, Inc. (a)	875,124
16,178	Dell, Inc. (a)	153,368
18,808	EMC Corp. (a)	214,411
22,405	Hewlett-Packard Co.	718,304
12,543	International Business Machines Corp.	1,215,291
727	Lexmark International, Inc., Class A (a)	12,265
3,092	NetApp, Inc. (a)	45,885
1,133	QLogic Corp. (a)	12,599
2,114	SanDisk Corp. (a)	26,742
6,962	Sun Microsystems, Inc. (a)	50,962
1,618	Teradata Corp. (a)	26,244

		3,351,195

	Construction & Engineering — 0.2%
1,697	Fluor Corp.	58,631
1,151	Jacobs Engineering Group, Inc. (a)	44,498

		103,129

	Construction Materials — 0.1%
1,032	Vulcan Materials Co. (c)	45,707

	Consumer Finance — 0.4%
10,948	American Express Co.	149,221
3,663	Capital One Financial Corp.	44,835
4,501	Discover Financial Services	28,401
4,369	SLM Corp. (a)	21,627

		244,084

	Containers & Packaging — 0.2%
877	Ball Corp.	38,062
934	Bemis Co., Inc.	19,586
1,563	Owens-Illinois, Inc. (a)	22,570
1,230	Pactiv Corp. (a)	17,945
1,476	Sealed Air Corp.	20,369

		118,532

	Distributors — 0.1%
1,491	Genuine Parts Co.	44,521

	Diversified Consumer Services — 0.2%
999	Apollo Group, Inc., Class A (a)	78,252
3,175	H&R Block, Inc.	57,753

		136,005

	Diversified Financial Services — 2.8%
59,843	Bank of America Corp.	408,129
3,634	CIT Group, Inc.	10,357
51,194	Citigroup, Inc. (c)	129,521
620	CME Group, Inc.	152,762
679	IntercontinentalExchange, Inc. (a)	50,565
35,128	JPMorgan Chase & Co. (q)	933,702
1,694	Leucadia National Corp. (a)	25,224
1,781	Moody’s Corp.	40,820
1,284	NASDAQ OMX Group, Inc. (The) (a)	25,141
2,421	NYSE Euronext	43,336

		1,819,557

	Diversified Telecommunication Services — 3.6%
55,093	AT&T, Inc.	1,388,344
938	CenturyTel, Inc.	26,376
1,333	Embarq Corp.	50,454
2,910	Frontier Communications Corp.	20,894
13,738	Qwest Communications International, Inc.	46,984
26,555	Verizon Communications, Inc.	801,961
4,124	Windstream Corp.	33,239

		2,368,252

	Electric Utilities — 2.4%
1,584	Allegheny Energy, Inc.	36,701
3,796	American Electric Power Co., Inc.	95,887
11,977	Duke Energy Corp.	171,511
3,046	Edison International	87,755
1,771	Entergy Corp.	120,587
6,154	Exelon Corp.	279,330
2,850	FirstEnergy Corp.	110,010
3,823	FPL Group, Inc.	193,941
1,610	Northeast Utilities	34,760
2,048	Pepco Holdings, Inc.	25,559
944	Pinnacle West Capital Corp.	25,073
3,509	PPL Corp.	100,743
2,576	Progress Energy, Inc.	93,406
7,270	Southern Co.	222,608

		1,597,871

	Electrical Equipment — 0.4%
1,562	Cooper Industries Ltd., Class A	40,393
7,058	Emerson Electric Co.	201,718
1,325	Rockwell Automation, Inc.	28,938

		271,049

	Electronic Equipment, Instruments & Components — 0.3%
3,290	Agilent Technologies, Inc. (a)	50,567
1,600	Amphenol Corp., Class A	45,584
1,410	FLIR Systems, Inc. (a)	28,877
1,999	Jabil Circuit, Inc.	11,115
1,296	Molex, Inc.	17,807
4,282	Tyco Electronics Ltd., (Bermuda)	47,273

		201,223

	Energy Equipment & Services — 1.5%
2,887	Baker Hughes, Inc.	82,424
2,730	BJ Services Co.	27,164
2,028	Cameron International Corp. (a)	44,474
650	Diamond Offshore Drilling, Inc.	40,859
1,326	ENSCO International, Inc.	35,006
8,387	Halliburton Co.	129,747
2,645	Nabors Industries Ltd., (Bermuda) (a)	26,424
3,902	National Oilwell Varco, Inc. (a)	112,026
1,056	Rowan Cos., Inc.	12,640
11,181	Schlumberger Ltd.	454,172
2,050	Smith International, Inc.	44,034

		1,008,970

	Food & Staples Retailing — 3.5%
4,050	Costco Wholesale Corp.	187,596
13,607	CVS/Caremark Corp.	374,057
6,099	Kroger Co. (The)	129,421
4,010	Safeway, Inc.	80,962
1,980	SUPERVALU, Inc.	28,275
5,508	SYSCO Corp.	125,582
9,225	Walgreen Co.	239,481
20,902	Wal-Mart Stores, Inc.	1,088,994
1,313	Whole Foods Market, Inc. (c)	22,058

		2,276,426

	Food Products — 1.8%
6,001	Archer-Daniels-Midland Co.	166,708
1,915	Campbell Soup Co.	52,394
4,180	ConAgra Foods, Inc.	70,517
1,443	Dean Foods Co. (a)	26,089
3,065	General Mills, Inc.	152,882
2,941	H.J. Heinz Co.	97,230
1,549	Hershey Co. (The)	53,828
653	Hormel Foods Corp.	20,707
1,107	JM Smucker Co. (The)	41,258
2,357	Kellogg Co.	86,337
13,736	Kraft Foods, Inc., Class A	306,175
1,216	McCormick & Co., Inc. (Non-Voting)	35,957
6,502	Sara Lee Corp.	52,536
2,826	Tyson Foods, Inc., Class A	26,536

		1,189,154

	Gas Utilities — 0.2%
1,223	EQT Corp.	38,317
423	Nicor, Inc.	14,056
1,623	Questar Corp.	47,765

		100,138

	Health Care Equipment & Supplies — 2.3%
5,739	Baxter International, Inc.	293,951
2,241	Becton, Dickinson & Co.	150,685
14,044	Boston Scientific Corp. (a)	111,650
930	C.R. Bard, Inc.	74,139
4,711	Covidien Ltd., (Bermuda)	156,594
1,389	DENTSPLY International, Inc.	37,295
1,492	Hospira, Inc. (a)	46,043
366	Intuitive Surgical, Inc. (a)	34,902
10,454	Medtronic, Inc.	308,079
3,236	St. Jude Medical, Inc. (a)	117,564
2,224	Stryker Corp.	75,705
1,163	Varian Medical Systems, Inc. (a)	35,402
2,083	Zimmer Holdings, Inc. (a)	76,029

		1,518,038

	Health Care Providers & Services — 2.1%
4,239	Aetna, Inc.	103,135
1,424	AmerisourceBergen Corp.	46,508
3,369	Cardinal Health, Inc.	106,056
2,534	CIGNA Corp.	44,573
1,386	Coventry Health Care, Inc. (a)	17,935
971	DaVita, Inc. (a)	42,675
2,315	Express Scripts, Inc. (a)	106,884
1,579	Humana, Inc. (a)	41,180
1,012	Laboratory Corp. of America Holdings (a)	59,192
2,560	McKesson Corp.	89,702
4,590	Medco Health Solutions, Inc. (a)	189,751
855	Patterson Cos., Inc. (a)	16,125
1,443	Quest Diagnostics, Inc.	68,514
3,871	Tenet Healthcare Corp. (a)	4,490
11,364	UnitedHealth Group, Inc.	237,849
4,659	WellPoint, Inc. (a)	176,902

		1,351,471

	Health Care Technology — 0.0% (g)
1,698	IMS Health, Inc.	21,174

	Hotels, Restaurants & Leisure — 1.5%
4,092	Carnival Corp.	88,387
1,281	Darden Restaurants, Inc.	43,887
2,762	International Game Technology	25,466
2,747	Marriott International, Inc., Class A	44,941
10,411	McDonald’s Corp.	568,128
6,867	Starbucks Corp. (a)	76,293
1,706	Starwood Hotels & Resorts Worldwide, Inc.	21,666
1,659	Wyndham Worldwide Corp.	6,968
625	Wynn Resorts Ltd. (a)	12,481
4,300	Yum! Brands, Inc.	118,164

		1,006,381

	Household Durables — 0.3%
562	Black & Decker Corp.	17,737
1,162	Centex Corp.	8,715
2,576	D.R. Horton, Inc.	24,987
1,404	Fortune Brands, Inc.	34,468
548	Harman International Industries, Inc.	7,414
704	KB Home	9,279
1,466	Leggett & Platt, Inc.	19,043
1,321	Lennar Corp., Class A	9,921
2,591	Newell Rubbermaid, Inc.	16,531
2,006	Pulte Homes, Inc.	21,926
537	Snap-On, Inc.	13,479
737	Stanley Works (The)	21,461
688	Whirlpool Corp.	20,358

		225,319

	Household Products — 2.8%
1,300	Clorox Co.	66,924
4,687	Colgate-Palmolive Co.	276,439
3,868	Kimberly-Clark Corp.	178,354
27,399	Procter & Gamble Co.	1,290,219

		1,811,936

	Independent Power Producers & Energy Traders — 0.1%
6,228	AES Corp. (The) (a)	36,185
1,862	Constellation Energy Group, Inc.	38,469
4,732	Dynegy, Inc., Class A (a)	6,672

		81,326

	Industrial Conglomerates — 2.0%
6,486	3M Co.	322,484
98,723	General Electric Co.	998,089
2,271	Textron, Inc.	13,036

		1,333,609

	Insurance — 2.1%
4,370	Aflac, Inc.	84,603
5,011	Allstate Corp. (The)	95,961
25,154	American International Group, Inc.	25,154
2,557	AON Corp.	104,377
1,101	Assurant, Inc.	23,980
3,294	Chubb Corp. (The)	139,402
1,519	Cincinnati Financial Corp.	34,739
4,049	Genworth Financial, Inc., Class A	7,693
3,040	Hartford Financial Services Group, Inc.	23,864
2,394	Lincoln National Corp.	16,016
3,376	Loews Corp.	74,610
4,814	Marsh & McLennan Cos., Inc.	97,483
1,600	MBIA, Inc. (a)	7,328
7,648	MetLife, Inc.	174,145
2,426	Principal Financial Group, Inc.	19,845
6,326	Progressive Corp. (The) (a)	85,021
3,964	Prudential Financial, Inc.	75,395
790	Torchmark Corp.	20,722
5,468	Travelers Cos., Inc. (The)	222,219
3,096	Unum Group	38,700
3,199	XL Capital Ltd., (Bermuda), Class A	17,467

		1,388,724

	Internet & Catalog Retail — 0.4%
3,005	Amazon.com, Inc. (a)	220,687
1,961	Expedia, Inc. (a)	17,806

		238,493

	Internet Software & Services — 1.7%
1,594	Akamai Technologies, Inc. (a)	30,924
10,075	eBay, Inc. (a)	126,542
2,240	Google, Inc., Class A (a)	779,654
1,798	VeriSign, Inc. (a)	33,928
13,034	Yahoo!, Inc. (a)	166,966

		1,138,014

	IT Services — 1.1%
912	Affiliated Computer Services, Inc., Class A (a)	43,676
4,720	Automatic Data Processing, Inc.	165,955
2,728	Cognizant Technology Solutions Corp., Class A (a)	56,715
1,416	Computer Sciences Corp. (a)	52,165
1,142	Convergys Corp. (a)	9,227
1,785	Fidelity National Information Services, Inc.	32,487
1,458	Fiserv, Inc. (a)	53,159
677	MasterCard, Inc., Class A	113,384
3,002	Paychex, Inc.	77,061
1,844	Total System Services, Inc.	25,466
6,637	Western Union Co. (The)	83,427

		712,722

	Leisure Equipment & Products — 0.1%
2,507	Eastman Kodak Co.	9,527
1,159	Hasbro, Inc.	29,056
3,351	Mattel, Inc.	38,637

		77,220

	Life Sciences Tools & Services — 0.4%
1,625	Life Technologies Corp. (a)	52,780
518	Millipore Corp. (a)	29,738
1,086	PerkinElmer, Inc.	13,868
3,909	Thermo Fisher Scientific, Inc. (a)	139,434
907	Waters Corp. (a)	33,514

		269,334

	Machinery — 1.4%
5,623	Caterpillar, Inc.	157,219
1,882	Cummins, Inc.	47,897
2,383	Danaher Corp.	129,206
3,951	Deere & Co.	129,869
1,739	Dover Corp.	45,875
1,544	Eaton Corp.	56,912
523	Flowserve Corp.	29,351
3,593	Illinois Tool Works, Inc.	110,844
2,981	Ingersoll-Rand Co., Ltd., (Bermuda), Class A	41,138
1,219	Manitowoc Co., Inc. (The)	3,986
3,391	PACCAR, Inc. (c)	87,352
1,104	Pall Corp.	22,555
1,502	Parker Hannifin Corp.	51,038

		913,242

	Media — 2.4%
6,348	CBS Corp., Class B	24,376
26,929	Comcast Corp., Class A	367,311
4,945	DIRECTV Group, Inc. (The) (a) (c)	112,696
2,135	Gannett Co., Inc.	4,697
4,454	Interpublic Group of Cos., Inc. (The) (a)	18,350
2,939	McGraw-Hill Cos., Inc. (The)	67,215
337	Meredith Corp.	5,608
1,090	New York Times Co. (The), Class A (c)	4,927
21,503	News Corp., Class A	142,350
2,907	Omnicom Group, Inc.	68,024
843	Scripps Networks Interactive, Inc., Class A	18,976
3,289	Time Warner Cable, Inc., Class A	81,567
11,180	Time Warner, Inc.	215,774
5,668	Viacom, Inc., Class B (a)	98,510
17,354	Walt Disney Co. (The)	315,149
56	Washington Post Co. (The), Class B	19,998

		1,565,528

	Metals & Mining — 0.9%
1,037	AK Steel Holding Corp.	7,383
8,884	Alcoa, Inc.	65,209
911	Allegheny Technologies, Inc.	19,978
3,848	Freeport-McMoRan Copper & Gold, Inc.	146,647
4,573	Newmont Mining Corp.	204,688
2,936	Nucor Corp.	112,067
794	Titanium Metals Corp.	4,343
1,086	United States Steel Corp.	22,947

		583,262

	Multiline Retail — 0.8%
768	Big Lots, Inc. (a)	15,959
1,308	Family Dollar Stores, Inc.	43,648
2,077	J.C. Penney Co., Inc.	41,685
2,849	Kohl’s Corp. (a)	120,570
3,932	Macy’s, Inc.	34,995
1,490	Nordstrom, Inc. (c)	24,958
513	Sears Holdings Corp. (a)	23,449
7,037	Target Corp.	242,002

		547,266

	Multi-Utilities — 1.5%
1,987	Ameren Corp.	46,078
3,248	CenterPoint Energy, Inc.	33,877
2,119	CMS Energy Corp.	25,089
2,560	Consolidated Edison, Inc.	101,402
5,455	Dominion Resources, Inc.	169,050
1,526	DTE Energy Co.	42,270
714	Integrys Energy Group, Inc.	18,593
2,564	NiSource, Inc.	25,127
3,419	PG&E Corp.	130,674
4,730	Public Service Enterprise Group, Inc.	139,393
1,133	SCANA Corp.	34,998
2,276	Sempra Energy	105,242
1,991	TECO Energy, Inc. (c)	22,200
1,093	Wisconsin Energy Corp.	44,999
4,246	Xcel Energy, Inc.	79,103

		1,018,095

	Office Electronics — 0.1%
8,084	Xerox Corp.	36,782

	Oil, Gas & Consumable Fuels — 11.3%
4,299	Anadarko Petroleum Corp.	167,188
3,129	Apache Corp.	200,538
967	Cabot Oil & Gas Corp.	22,792
5,254	Chesapeake Energy Corp.	89,633
18,739	Chevron Corp.	1,260,010
13,838	ConocoPhillips	541,896
1,688	Consol Energy, Inc.	42,605
4,149	Devon Energy Corp.	185,419
6,531	El Paso Corp.	40,819
2,334	EOG Resources, Inc.	127,810
46,196	Exxon Mobil Corp.	3,145,948
2,652	Hess Corp.	143,738
6,614	Marathon Oil Corp.	173,882
799	Massey Energy Co.	8,086
1,783	Murphy Oil Corp.	79,825
1,616	Noble Energy, Inc.	87,070
7,575	Occidental Petroleum Corp.	421,549
2,499	Peabody Energy Corp.	62,575
1,081	Pioneer Natural Resources Co.	17,804
1,460	Range Resources Corp.	60,093
3,212	Southwestern Energy Co. (a)	95,364
6,014	Spectra Energy Corp.	85,038
1,093	Sunoco, Inc.	28,943
1,294	Tesoro Corp.	17,430
4,827	Valero Energy Corp.	86,403
5,415	Williams Cos., Inc. (The)	61,623
5,419	XTO Energy, Inc.	165,930

		7,420,011

	Paper & Forest Products — 0.2%
3,999	International Paper Co.	28,153
1,597	MeadWestvaco Corp.	19,148
1,975	Weyerhaeuser Co.	54,451

		101,752

	Personal Products — 0.2%
3,986	Avon Products, Inc.	76,651
1,085	Estee Lauder Cos., Inc. (The), Class A	26,745

		103,396

	Pharmaceuticals — 8.1%
14,447	Abbott Laboratories	689,122
2,875	Allergan, Inc.	137,310
18,505	Bristol-Myers Squibb Co.	405,630
9,453	Eli Lilly & Co.	315,825
2,820	Forest Laboratories, Inc. (a)	61,927
25,856	Johnson & Johnson	1,360,026
2,304	King Pharmaceuticals, Inc. (a)	16,289
19,704	Merck & Co., Inc.	527,082
2,849	Mylan, Inc. (a)	38,205
63,058	Pfizer, Inc.	858,850
15,204	Schering-Plough Corp.	358,054
978	Watson Pharmaceuticals, Inc. (a)	30,425
12,447	Wyeth	535,719

		5,334,464

	Professional Services — 0.2%
499	Dun & Bradstreet Corp.	38,423
1,182	Equifax, Inc.	28,900
1,196	Monster Worldwide, Inc. (a)	9,747
1,415	Robert Half International, Inc.	25,230

		102,300

	Real Estate Investment Trusts (REITs) — 0.8%
1,097	Apartment Investment & Management Co., Class A	6,012
746	AvalonBay Communities, Inc.	35,107
1,134	Boston Properties, Inc.	39,724
2,550	Equity Residential	46,792
2,374	HCP, Inc.	42,376
1,035	Health Care REIT, Inc.	31,661
4,912	Host Hotels & Resorts, Inc.	19,255
2,179	Kimco Realty Corp.	16,604
1,541	Plum Creek Timber Co., Inc.	44,797
2,502	ProLogis	16,263
1,172	Public Storage	64,753
2,355	Simon Property Group, Inc.	81,577
1,341	Ventas, Inc.	30,320
1,335	Vornado Realty Trust	44,371

		519,612

	Real Estate Management & Development — 0.0% (g)
2,103	CB Richard Ellis Group, Inc., Class A (a)	8,475

	Road & Rail — 0.9%
2,602	Burlington Northern Santa Fe Corp.	156,510
3,732	CSX Corp.	96,472
3,426	Norfolk Southern Corp.	115,628
520	Ryder System, Inc.	14,721
4,704	Union Pacific Corp.	193,382

		576,713

	Semiconductors & Semiconductor Equipment — 2.5%
5,234	Advanced Micro Devices, Inc. (a) (c)	15,964
2,742	Altera Corp.	48,122
2,723	Analog Devices, Inc.	52,472
12,427	Applied Materials, Inc.	133,590
3,977	Broadcom Corp., Class A (a) (c)	79,461
51,996	Intel Corp.	782,540
1,588	KLA-Tencor Corp.	31,760
2,074	Linear Technology Corp.	47,661
6,059	LSI Corp. (a)	18,419
2,089	MEMC Electronic Materials, Inc. (a)	34,448
1,703	Microchip Technology, Inc.	36,087
7,140	Micron Technology, Inc. (a)	28,988
1,823	National Semiconductor Corp.	18,722
907	Novellus Systems, Inc. (a)	15,083
5,021	NVIDIA Corp. (a)	49,507
1,614	Teradyne, Inc. (a)	7,069
11,934	Texas Instruments, Inc.	197,030
2,562	Xilinx, Inc.	49,088

		1,646,011

	Software — 4.0%
4,899	Adobe Systems, Inc. (a)	104,790
2,115	Autodesk, Inc. (a)	35,553
1,726	BMC Software, Inc. (a)	56,958
3,686	CA, Inc.	64,910
1,684	Citrix Systems, Inc. (a)	38,126
2,305	Compuware Corp. (a)	15,190
3,009	Electronic Arts, Inc. (a)	54,734
3,003	Intuit, Inc. (a)	81,081
1,441	McAfee, Inc. (a)	48,273
71,477	Microsoft Corp.	1,313,032
3,219	Novell, Inc. (a)	13,713
35,852	Oracle Corp. (a)	647,846
988	Salesforce.com, Inc. (a)	32,337
7,675	Symantec Corp. (a)	114,665

		2,621,208

	Specialty Retail — 2.1%
814	Abercrombie & Fitch Co., Class A	19,373
1,009	AutoNation, Inc. (a)	14,005
355	AutoZone, Inc. (a)	57,730
2,428	Bed Bath & Beyond, Inc. (a)	60,093
3,169	Best Buy Co., Inc.	120,295
1,531	GameStop Corp., Class A (a)	42,899
4,359	Gap, Inc. (The)	56,623
15,850	Home Depot, Inc.	373,426
2,530	Limited Brands, Inc.	22,011
13,702	Lowe’s Cos., Inc.	250,061
2,563	Office Depot, Inc. (a)	3,358
1,262	O’Reilly Automotive, Inc. (a)	44,183
1,169	RadioShack Corp.	10,018
920	Sherwin-Williams Co. (The) (c)	47,812
6,669	Staples, Inc.	120,776
1,151	Tiffany & Co.	24,816
3,892	TJX Cos., Inc.	99,791

		1,367,270

	Textiles, Apparel & Luxury Goods — 0.4%
3,001	Coach, Inc. (a)	50,117
3,620	Nike, Inc., Class B	169,742
528	Polo Ralph Lauren Corp.	22,308
824	V.F. Corp.	47,058

		289,225

	Thrifts & Mortgage Finance — 0.2%
4,883	Hudson City Bancorp, Inc.	57,082
3,255	People’s United Financial, Inc.	58,493

		115,575

	Tobacco — 1.7%
19,316	Altria Group, Inc.	309,442
1,571	Lorillard, Inc.	96,994
18,734	Philip Morris International, Inc.	666,556
1,580	Reynolds American, Inc.	56,627

		1,129,619

	Trading Companies & Distributors — 0.1%
1,208	Fastenal Co.	38,843
595	W.W. Grainger, Inc.	41,757

		80,600

	Wireless Telecommunication Services — 0.3%
3,712	American Tower Corp., Class A (a)	112,956
26,783	Sprint Nextel Corp. (a)	95,615

		208,571

	Total Long-Term Investments (Cost $92,460,806)	64,762,424

	Short-Term Investments — 1.4%
	Investment Company — 1.1%
733,630	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $733,630)	733,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills (k) (n)
65	0.227%, 06/18/09	64,978
155	0.232%, 04/09/09	154,991

	(Cost $219,960)	219,969

	Total Short-Term Investments (Cost $953,590)	953,599

SHARES

	Investments of Cash Collateral for Securities on Loan — 1.2%
	Investment Company — 1.2%
767,981	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $767,981)	767,981

	Total Investments — 101.1% (Cost $94,182,377 )	66,484,004
	Liabilities in Excess of Other Assets — (1.1)%	(725,668)

	NET ASSETS — 100.0%	$65,758,336

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
23	E-mini S&P 500	06/19/09	$914,020	$45,426

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,682,872
Aggregate gross unrealized depreciation	(34,381,245)

Net unrealized appreciation/depreciation	$(27,698,373)

Federal income tax cost of investments	$94,182,377

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 66,264,035	$ 45,426	$ —
Level 2 – Other significant observable inputs	219,969	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 66,484,004	$ 45,426	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Government Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 96.0%
	Collateralized Mortgage Obligations — 57.5%
	Agency CMO — 57.5%
	Federal Home Loan Mortgage Corp. REMICS,
153,213	Series 1343, Class LA, 8.000%, 08/15/22	169,365
399,959	Series 1577, Class PV, 6.500%, 09/15/23	433,209
766,086	Series 1584, Class L, 6.500%, 09/15/23	813,248
769,405	Series 1633, Class Z, 6.500%, 12/15/23	823,030
201,000	Series 1694, Class PK, 6.500%, 03/15/24	215,061
319,812	Series 1999, Class PU, 7.000%, 10/15/27	340,700
544,339	Series 2031, Class PG, 7.000%, 02/15/28 (m)	575,976
474,004	Series 2035, Class PC, 6.950%, 03/15/28	498,812
566,459	Series 2095, Class PE, 6.000%, 11/15/28	598,955
175,374	Series 2178, Class PB, 7.000%, 08/15/29	187,808
400,469	Series 2259, Class ZC, 7.350%, 10/15/30	417,469
416,073	Series 2345, Class PQ, 6.500%, 08/15/16	442,601
700,413	Series 2367, Class ME, 6.500%, 10/15/31	742,859
62,268	Series 2390, Class DO, PO, 12/15/31	50,892
883,000	Series 2527, Class BP, 5.000%, 11/15/17	927,329
5,000,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	5,365,972
3,230,000	Series 2578, Class PG, 5.000%, 02/15/18	3,407,580
1,301,947	Series 2626, Class KA, 3.000%, 03/15/30	1,295,415
650,000	Series 2631, Class TE, 4.500%, 02/15/28	662,748
480,990	Series 2647, Class A, 3.250%, 04/15/32	474,923
3,224,616	Series 2651, Class VZ, 4.500%, 07/15/18	3,362,167
2,438,000	Series 2656, Class BG, 5.000%, 10/15/32	2,551,101
410,000	Series 2682, Class LC, 4.500%, 07/15/32	424,035
2,500,000	Series 2684, Class PD, 5.000%, 03/15/29	2,610,330
1,250,000	Series 2749, Class TD, 5.000%, 06/15/21	1,304,436
625,000	Series 2827, Class DG, 4.500%, 07/15/19	652,749
1,250,000	Series 2929, Class PC, 5.000%, 01/15/28	1,293,916
661,625	Series 3085, Class VS, IF, 26.495%, 12/15/35	822,904
334,258	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-56, Class A, PO, 05/25/43	241,720
	Federal National Mortgage Association REMICS,
20,252	Series 1988-16, Class B, 9.500%, 06/25/18	22,689
90,671	Series 1993-146, Class E, PO, 05/25/23	83,234
237,531	Series 1993-155, Class PJ, 7.000%, 09/25/23	256,099
15,153	Series 1993-205, Class H, PO, 09/25/23	12,871
2,149,922	Series 1993-223, Class PZ, 6.500%, 12/25/23	2,314,195
431,634	Series 1993-250, Class Z, 7.000%, 12/25/23	456,083
770,295	Series 1994-37, Class L, 6.500%, 03/25/24	826,499
6,388,638	Series 1994-72, Class K, 6.000%, 04/25/24	6,764,397
143,947	Series 1998-46, Class GZ, 6.500%, 08/18/28	154,039
356,817	Series 1998-58, Class PC, 6.500%, 10/25/28	380,057
710,480	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	84,768
309,234	Series 2001-4, Class PC, 7.000%, 03/25/21	338,631
1,106,801	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	126,635
269,146	Series 2002-2, Class UC, 6.000%, 02/25/17	283,870
2,000,000	Series 2003-35, Class MD, 5.000%, 11/25/16	2,069,484
799,125	Series 2003-70, Class BE, 3.500%, 12/25/25	801,359
3,600,000	Series 2003-81, Class MC, 5.000%, 12/25/32	3,765,688
600,000	Series 2003-82, Class VB, 5.500%, 08/25/33	629,949
2,901,667	Series 2003-128, Class DY, 4.500%, 01/25/24	3,006,396
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	1,949,180
1,291,361	Series 2004-75, Class VK, 4.500%, 09/25/22	1,346,854
53,867	Series G92-44, Class ZQ, 8.000%, 07/25/22	57,891
25,312	Series G92-66, Class KA, 6.000%, 12/25/22	26,926
	Federal National Mortgage Association Whole Loan,
592,045	Series 1999-W4, Class A9, 6.250%, 02/25/29	614,617
985,614	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,037,975
517,704	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	546,501
	Government National Mortgage Association,
257,581	Series 1998-22, Class PD, 6.500%, 09/20/28	273,552
82,179	Series 1999-17, Class L, 6.000%, 05/20/29	87,076
2,500,000	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,691,893
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,082,875
5,916,148	Series 2003-59, Class XA, IO, VAR, 1.945%, 06/16/34 (f)	381,592
2,759,774	Series 2003-75, Class BE, 6.000%, 04/16/28	2,862,569
1,299,441	Series 2004-62, Class VA, 5.500%, 07/20/15	1,362,716

	Total Collateralized Mortgage Obligations (Cost $65,326,310)	68,406,470

	Mortgage Pass-Through Securities — 4.7%
	Federal Home Loan Mortgage Corp.,
156,756	ARM, 4.657%, 01/01/27	158,957
41,612	ARM, 4.783%, 04/01/30	42,370
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
227,949	5.000%, 12/01/13 - 04/01/14	234,589
62,373	5.500%, 03/01/14	65,506
23,456	6.000%, 04/01/14	24,634
53,017	6.500%, 06/01/14 - 09/01/14	55,291
9,017	7.000%, 02/01/11	9,251
2,682	7.500%, 09/01/10	2,731
221	8.500%, 12/01/09	226
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
199,759	6.000%, 04/01/26 - 02/01/32	210,393
975,059	6.500%, 11/01/25 - 04/01/32	1,036,781
13,274	8.500%, 07/01/28	14,555
3,476	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.000%, 12/01/09	3,541
	Federal National Mortgage Association, 15 Year, Single Family,
87,432	6.000%, 04/01/13 - 08/01/14	91,117
44,555	6.500%, 11/01/11 - 05/01/13	46,838
111,983	8.000%, 11/01/12 - 01/01/16	117,398
	Federal National Mortgage Association, 30 Year, Single Family,
359,176	6.500%, 09/01/25 - 04/01/32	381,513
51,401	7.500%, 03/01/30 - 08/01/30	55,655
	Federal National Mortgage Association, Other,
1,108,053	5.000%, 11/01/23	1,149,980
280,635	6.000%, 09/01/28	296,010
59,679	7.500%, 02/01/13	63,161
	Government National Mortgage Association I, 30 Year, Single Family,
22,746	6.500%, 03/15/28 - 09/15/28	24,276
38,823	7.000%, 12/15/25 - 06/15/28	41,649
26,607	7.500%, 05/15/23 - 09/15/25	28,680
37,662	8.000%, 10/15/27	40,920
13,153	9.000%, 11/15/24	14,222
	Government National Mortgage Association II,
1,181,767	ARM, 4.500%, 07/20/34 - 09/20/34	1,184,432
	Government National Mortgage Association II, 30 Year, Single Family,
7,250	7.500%, 12/20/26	7,782
112,583	8.000%, 11/20/26	121,801

	Total Mortgage Pass-Through Securities (Cost $5,342,559)	5,524,259

	U.S. Government Agency Securities — 17.6%
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,564,320
630,000	Zero Coupon, 03/23/28	252,711
6,000,000	Federal National Mortgage Association Interest STRIPS, Zero Coupon, 09/23/20	3,609,138
	Financing Corp., Principal STRIPS,
2,000,000	11/02/18	1,415,774
8,000,000	12/06/18	5,630,216
4,000,000	Residual Funding Corp., Principal STRIPS 07/15/20	2,521,112
	Resolution Funding Corp., Interest STRIPS,
1,000,000	10/15/17	733,656
2,000,000	01/15/20	1,301,492
5,000,000	Tennessee Valley Authority, Zero Coupon, 07/15/16	3,890,960

	Total U.S. Government Agency Securities (Cost $17,286,409)	20,919,379

	U.S. Treasury Obligations — 16.2%
2,000,000	U.S. Treasury Bonds, 9.125%, 05/15/18	3,026,718
	U.S. Treasury Bonds Coupon STRIPS,
2,500,000	08/15/14	2,219,095
2,000,000	11/15/14	1,759,970
1,750,000	02/15/15	1,532,578
500,000	05/15/15	433,362
750,000	08/15/15	646,380
3,000,000	11/15/15	2,548,044
400,000	05/15/16	331,962
10,000,000	U.S. Treasury Bonds Principal STRIPS, 05/15/20	6,815,430

	Total U.S. Treasury Obligations (Cost $16,167,240)	19,313,539

	Total Long-Term Investments (Cost $104,122,518)	114,163,647

SHARES

	Short-Term Investment — 3.8%
	Investment Company — 3.8%
4,586,441	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $4,586,441)	4,586,441

	Total Investments — 99.8% (Cost $108,708,959)	118,750,088
	Other Assets in Excess of Liabilities — 0.2%	194,724

	NET ASSETS — 100.0%	$118,944,812

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2009. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduits
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Portfolio owns fair valued securities with a value of approximately $382,000 which amounts to 0.3% of total investments.

(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,500,994
Aggregate gross unrealized depreciation	(459,865)

Net unrealized appreciation/depreciation	$10,041,129

Federal income tax cost of investments	$108,708,959

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 4,586,441	$ -
Level 2 - Other significant observable inputs	113,782,055	-
Level 3 - Significant unobservable inputs	381,592	-
Total	$ 118,750,088	$ -

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 12/31/08	$ -	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	381,592	-
Balance as of 03/31/09	$ 381,592	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to the security owned at March 31, 2009, which was valued using significant unobservable inputs (Level 3) amounted to $(110,065).

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Australia — 2.4%
2,630	BHP Billiton Ltd. (m)	58,126
324	Rio Tinto Ltd. (m)	12,868

		70,994

	Belgium — 1.0%
1,050	Anheuser-Busch InBev N.V. (m)	28,912

	Brazil — 2.1%
2,148	Companhia Vale do Rio Doce, ADR (m)	28,568
1,182	Petroleo Brasileiro S.A., ADR (m)	36,016

		64,584

	China — 1.1%
5,000	China Life Insurance Co., Ltd., Class H (m)	16,445
33,000	Industrial & Commercial Bank of China, Class H (m)	17,151

		33,596

	Finland — 1.4%
3,690	Nokia OYJ (m)	43,156

	France — 13.3%
700	Accor S.A.	24,362
2,700	AXA S.A. (m)	32,407
980	BNP Paribas (m)	40,431
550	Compagnie de Saint-Gobain	15,410
588	GDF Suez	20,165
500	Imerys S.A.	18,372
490	Lafarge S.A.	22,122
340	LVMH Moet Hennessy Louis Vuitton S.A.	21,336
489	Pernod-Ricard S.A.	27,252
300	PPR	19,233
701	Sanofi-Aventis S.A. (m)	39,341
2,430	Total S.A. (m)	120,162

		400,593

	Germany — 8.0%
942	Bayer AG	45,006
1,900	Deutsche Post AG (m)	20,473
2,141	E.ON AG (m)	59,379
300	Linde AG	20,369
200	RWE AG (m)	14,006
880	SAP AG	30,771
662	Siemens AG (m)	37,793
1,170	Symrise AG (m)	13,810

		241,607

	Greece — 0.3%
1,327	Piraeus Bank S.A. (m)	8,818

	Hong Kong — 2.1%
2,000	China Mobile Ltd. (m)	17,422
5,100	Esprit Holdings Ltd. (m)	26,022
8,000	Hang Lung Properties Ltd. (m)	18,820

		62,264

	Israel — 1.1%
710	Teva Pharmaceutical Industries Ltd., ADR (m)	31,985

	Italy — 3.3%
2,716	ENI S.p.A. (m)	52,588
11,370	Intesa Sanpaolo S.p.A. (m)	31,273
8,880	UniCredit S.p.A. (m)	14,615

		98,476

	Japan — 21.3%
1,400	Astellas Pharma, Inc. (m)	43,325
1,700	Canon, Inc. (m)	49,558
700	Daikin Industries Ltd.	19,272
500	East Japan Railway Co. (m)	26,067
2,500	Honda Motor Co., Ltd. (m)	59,514
18	Japan Tobacco, Inc. (m)	48,117
2,700	Komatsu Ltd. (m)	29,880
2,500	Mitsubishi Corp. (m)	33,142
5,800	Mitsubishi UFJ Financial Group, Inc. (m)	28,575
2,000	Mitsui Fudosan Co., Ltd. (m)	21,940
1,100	Murata Manufacturing Co., Ltd. (m)	42,677
800	Nidec Corp. (m)	36,012
200	Nintendo Co., Ltd. (m)	58,506
1,500	Nomura Holdings, Inc. (m)	7,610
900	Shin-Etsu Chemical Co., Ltd. (m)	44,217
300	SMC Corp.	29,239
4,300	Sumitomo Corp. (m)	37,365
800	Sumitomo Mitsui Financial Group, Inc.	28,169

		643,185

	Mexico — 1.0%
507	America Movil S.A.B. de C.V., Series L, ADR (m)	13,729
700	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	17,647

		31,376

	Netherlands — 4.4%
2,910	ING Groep N.V. CVA (m)	15,945
2,856	Reed Elsevier N.V. (m)	30,561
2,675	Royal Dutch Shell plc, Class A (m)	59,677
1,720	Wolters Kluwer N.V. (m)	27,881

		134,064

	Spain — 4.0%
3,240	Banco Bilbao Vizcaya Argentaria S.A. (m)	26,299
700	Inditex S.A.	27,278
3,340	Telefonica S.A. (m)	66,604

		120,181

	Sweden — 0.4%
1,560	Atlas Copco AB, Class A	11,714

	Switzerland — 11.5%
3,330	ABB Ltd. (a) (m)	46,443
800	Adecco S.A. (m)	25,000
700	Holcim Ltd. (m)	24,933
2,410	Nestle S.A. (m)	81,420
1,510	Novartis AG (m)	57,129
517	Roche Holding AG (m)	70,958
1,468	Xstrata plc (m)	9,847
200	Zurich Financial Services AG	31,609

		347,339

	Taiwan — 0.6%
2,164	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	19,368

	United Kingdom — 19.6%
6,500	Barclays plc (m)	13,800
3,623	BG Group plc (m)	54,651
3,083	British Land Co. plc (m)	15,930
5,419	Burberry Group plc (m)	21,857
8,250	Centrica plc (m)	26,931
2,346	GlaxoSmithKline plc (m)	36,538
9,200	HSBC Holdings plc (m)	50,771
5,839	ICAP plc (m)	25,428
823	Imperial Tobacco Group plc (m)	18,483
6,120	Man Group plc (m)	19,179
4,850	Marks & Spencer Group plc (m)	20,562
4,317	Prudential plc (m)	20,929
390	Rio Tinto plc (m)	13,096
4,254	Standard Chartered plc (m)	52,823
9,605	Tesco plc (m)	45,890
48,357	Vodafone Group plc (m)	84,308
5,837	Wm Morrison Supermarkets plc (m)	21,370
4,700	Wolseley plc (a) (m)	15,516
6,100	WPP plc (m)	34,305

		592,367

	Total Long-Term Investments (Cost $5,021,499)	2,984,579

NUMBER OF RIGHTS

	Right — 0.2%
	United Kingdom — 0.2%
3,833	HSBC Holdings plc, expiring 04/03/09 (a) (m) (Cost $—)	7,171

	Total Investments — 99.1% (Cost $5,021,499)	2,991,750
	Other Assets in Excess of Liabilities — 0.9%	26,926

	NET ASSETS — 100.0%	$3,018,676

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2009
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Pharmaceuticals	10.8%
Oil, Gas & Consumable Fuels	10.8
Commercial Banks	10.7
Metals & Mining	4.1
Wireless Telecommunication Services	3.9
Insurance	3.4
Media	3.1
Software	3.0
Trading Companies & Distributors	2.9
Food Products	2.7
Electronic Equipment, Instruments & Components	2.6
Chemicals	2.6
Beverages	2.5
Machinery	2.4
Food & Staples Retailing	2.2
Tobacco	2.2
Diversified Telecommunication Services	2.2
Construction Materials	2.2
Multi-Utilities	2.0
Automobiles	2.0
Electric Utilities	2.0
Specialty Retail	1.8
Capital Markets	1.7
Office Electronics	1.7
Electrical Equipment	1.6
Communications Equipment	1.4
Textiles, Apparel & Luxury Goods	1.4
Real Estate Management & Development	1.4
Multiline Retail	1.3
Industrial Conglomerates	1.3
Building Products	1.2
Others (each less than 1.0%)	4.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR-	American Depositary Receipt
CVA-	Dutch Certification

(a)	Non-income producing security.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,405
Aggregate gross unrealized depreciation	(2,093,154)

Net unrealized appreciation/depreciation	$(2,029,749)

Federal income tax cost of investments	$5,021,499

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ -	$ -
Level 2 – Other significant observable inputs	2,991,750	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 2,991,750	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 2.2%
4,700	Goodrich Corp.	178,083
3,200	L-3 Communications Holdings, Inc.	216,960
7,035	Lockheed Martin Corp.	485,626
750	Raytheon Co.	29,205

		909,874

	Air Freight & Logistics — 0.4%
15,200	UTi Worldwide, Inc., (United Kingdom)	181,640

	Airlines — 0.6%
5,950	Copa Holdings S.A., (Panama), Class A	170,586
16,226	JetBlue Airways Corp. (a)	59,225

		229,811

	Beverages — 0.6%
5,350	Coca-Cola Co. (The)	235,133

	Biotechnology — 3.9%
8,250	Amgen, Inc. (a)	408,540
2,750	Biogen Idec, Inc. (a)	144,155
1,700	Cephalon, Inc. (a) (c)	115,770
16,950	Gilead Sciences, Inc. (a)	785,124
2,900	Myriad Genetics, Inc. (a)	131,863

		1,585,452

	Capital Markets — 2.5%
6,350	Apollo Investment Corp.	22,098
2,550	Goldman Sachs Group, Inc. (The)	270,351
5,550	Knight Capital Group, Inc., Class A (a)	81,807
4,600	Morgan Stanley	104,742
3,950	Northern Trust Corp.	236,289
9,200	State Street Corp.	283,176

		998,463

	Chemicals — 2.1%
3,400	FMC Corp.	146,676
4,300	Monsanto Co.	357,330
5,350	Mosaic Co. (The)	224,593
100	Rohm & Haas Co.	7,884
6,600	Valspar Corp.	131,802

		868,285

	Commercial Services & Supplies — 0.3%
5,050	Pitney Bowes, Inc.	117,917

	Communications Equipment — 3.7%
38,250	Cisco Systems, Inc. (a)	641,453
5,700	F5 Networks, Inc. (a)	119,415
3,300	Harris Corp.	95,502
17,050	QUALCOMM, Inc.	663,415

		1,519,785

	Computers & Peripherals — 9.7%
2,405	Apple, Inc. (a)	252,814
33,300	EMC Corp. (a)	379,620
38,020	Hewlett-Packard Co.	1,218,921
18,650	International Business Machines Corp.	1,806,998
10,900	QLogic Corp. (a)	121,208
13,850	SanDisk Corp. (a)	175,203

		3,954,764

	Construction & Engineering — 1.6%
5,850	EMCOR Group, Inc. (a)	100,445
4,900	Fluor Corp.	169,295
8,650	Shaw Group, Inc. (The) (a)	237,096
3,300	URS Corp. (a)	133,353

		640,189

	Consumer Finance — 0.1%
10,100	SLM Corp. (a)	49,995

	Containers & Packaging — 0.9%
6,000	Crown Holdings, Inc. (a)	136,380
3,750	Rock-Tenn Co., Class A	101,437
2,300	Silgan Holdings, Inc.	120,842

		358,659

	Diversified Consumer Services — 0.6%
1,800	Apollo Group, Inc., Class A (a)	140,994
5,400	H&R Block, Inc.	98,226

		239,220

	Diversified Telecommunication Services — 0.8%
5,000	Embarq Corp.	189,250
17,100	Windstream Corp.	137,826

		327,076

	Electrical Equipment — 0.5%
4,100	Acuity Brands, Inc.	92,414
3,650	Hubbell, Inc., Class B	98,404

		190,818

	Electronic Equipment, Instruments & Components — 0.3%
6,300	Avnet, Inc. (a)	110,313

	Energy Equipment & Services — 3.8%
8,900	Cameron International Corp. (a)	195,177
4,300	Diamond Offshore Drilling, Inc. (c)	270,298
7,650	FMC Technologies, Inc. (a)	239,980
11,150	National Oilwell Varco, Inc. (a)	320,117
7,800	Noble Corp.	187,902
3,200	Tidewater, Inc.	118,816
3,400	Transocean Ltd., (Switzerland) (a)	200,056

		1,532,346

	Food & Staples Retailing — 4.2%
3,500	BJ’s Wholesale Club, Inc. (a) (c)	111,965
7,750	Kroger Co. (The)	164,455
27,250	Wal-Mart Stores, Inc.	1,419,725

		1,696,145

	Food Products — 4.2%
13,550	Archer-Daniels-Midland Co.	376,419
5,950	Dean Foods Co. (a)	107,576
5,500	Flowers Foods, Inc.	129,140
5,150	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	84,563
8,650	General Mills, Inc.	431,462
14,250	H.J. Heinz Co.	471,105
2,900	Kellogg Co.	106,227

		1,706,492

	Health Care Equipment & Supplies — 2.1%
14,140	Baxter International, Inc.	724,251
2,250	Edwards Lifesciences Corp. (a)	136,417

		860,668

	Health Care Providers & Services — 3.3%
10,850	CIGNA Corp.	190,852
1,780	Emergency Medical Services Corp., Class A (a)	55,874
9,550	Express Scripts, Inc. (a)	440,923
5,100	LifePoint Hospitals, Inc. (a)	106,386
3,250	Magellan Health Services, Inc. (a)	118,430
7,700	McKesson Corp.	269,808
7,100	Omnicare, Inc.	173,879

		1,356,152

	Hotels, Restaurants & Leisure — 3.0%
17,765	McDonald’s Corp.	969,436
8,500	Yum! Brands, Inc.	233,580

		1,203,016

	Household Durables — 0.4%
18,600	D.R. Horton, Inc.	180,420

	Household Products — 2.3%
2,350	Church & Dwight Co., Inc.	122,740
2,750	Clorox Co.	141,570
5,450	Colgate-Palmolive Co.	321,441
7,600	Procter & Gamble Co.	357,884

		943,635

	Industrial Conglomerates — 1.3%
10,700	3M Co.	532,004

	Insurance — 0.5%
5,100	ACE Ltd., (Switzerland)	206,040

	Internet Software & Services — 0.3%
3,000	Sohu.com, Inc., (China) (a)	123,930

	IT Services — 3.7%
21,300	Accenture Ltd., (Bermuda), Class A	585,537
3,650	Alliance Data Systems Corp. (a) (c)	134,868
7,200	Broadridge Financial Solutions, Inc.	133,992
2,600	ManTech International Corp., Class A (a)	108,940
42,250	Western Union Co. (The)	531,082

		1,494,419

	Leisure Equipment & Products — 0.4%
5,950	Hasbro, Inc.	149,166

	Machinery — 2.9%
9,700	Caterpillar, Inc.	271,212
100	Cummins, Inc.	2,545
5,000	Danaher Corp.	271,100
3,500	Flowserve Corp.	196,420
9,600	Gardner Denver, Inc. (a)	208,704
3,800	Navistar International Corp. (a)	127,148
3,550	Wabtec Corp.	93,649

		1,170,778

	Media — 2.1%
20,500	Comcast Corp., Class A	279,620
18,250	DIRECTV Group, Inc. (The) (a) (c)	415,918
9,100	Discovery Communications, Inc., Class A (a)	145,782

		841,320

	Metals & Mining — 0.3%
2,100	Compass Minerals International, Inc.	118,377

	Multiline Retail — 0.8%
9,000	Big Lots, Inc. (a)	187,020
16,800	Macy’s, Inc.	149,520

		336,540

	Multi-Utilities — 2.0%
9,650	CenterPoint Energy, Inc.	100,650
10,950	Consolidated Edison, Inc.	433,730
8,550	Dominion Resources, Inc.	264,964

		799,344

	Oil, Gas & Consumable Fuels — 4.8%
5,900	Alpha Natural Resources, Inc. (a)	104,725
950	Chevron Corp.	63,878
6,450	Concho Resources, Inc. (a)	165,055
8,100	Exxon Mobil Corp.	551,610
11,550	Occidental Petroleum Corp.	642,758
12,350	Southwestern Energy Co. (a)	366,672
1,950	Sunoco, Inc.	51,636

		1,946,334

	Personal Products — 0.2%
1,850	Chattem, Inc. (a)	103,693

	Pharmaceuticals — 6.4%
18,950	Abbott Laboratories	903,915
17,500	Bristol-Myers Squibb Co.	383,600
10,500	Eli Lilly & Co.	350,805
2,650	Johnson & Johnson	139,390
14,300	Merck & Co., Inc.	382,525
12,350	Schering-Plough Corp.	290,842
5,350	Valeant Pharmaceuticals International (a) (c)	95,177
3,250	Warner Chilcott Ltd., (Bermuda), Class A (a)	34,190

		2,580,444

	Professional Services — 0.6%
1,150	Dun & Bradstreet Corp.	88,550
3,050	Watson Wyatt Worldwide, Inc., Class A	150,578

		239,128

	Real Estate Investment Trusts (REITs) — 0.2%
2,850	Digital Realty Trust, Inc.	94,563

	Road & Rail — 1.3%
7,850	CSX Corp.	202,923
10,250	Norfolk Southern Corp.	345,937

		548,860

	Semiconductors & Semiconductor Equipment — 4.3%
4,700	Applied Materials, Inc.	50,525
11,800	Broadcom Corp., Class A (a)	235,764
39,950	Intel Corp.	601,248
7,650	Lam Research Corp. (a)	174,190
21,900	LSI Corp. (a)	66,576
7,150	Marvell Technology Group Ltd., (Bermuda) (a)	65,494
4,650	Microsemi Corp. (a)	53,940
6,500	National Semiconductor Corp.	66,755
7,700	Novellus Systems, Inc. (a)	128,051
15,950	ON Semiconductor Corp. (a)	62,205
12,350	Xilinx, Inc.	236,626

		1,741,374

	Software — 6.6%
6,850	CA, Inc.	120,628
55,300	Microsoft Corp.	1,015,861
37,840	Oracle Corp. (a)	683,769
10,150	Quest Software, Inc. (a)	128,702
2,583	Solera Holdings, Inc. (a)	64,007
5,107	Sybase, Inc. (a)	154,691
33,400	Symantec Corp. (a)	498,996

		2,666,654

	Specialty Retail — 3.0%
8,400	Advance Auto Parts, Inc.	345,072
9,800	Gap, Inc. (The)	127,302
6,400	Rent-A-Center, Inc. (a)	123,968
4,450	Ross Stores, Inc.	159,666
16,150	Staples, Inc.	292,477
6,550	TJX Cos., Inc.	167,942

		1,216,427

	Textiles, Apparel & Luxury Goods — 0.3%
6,150	Carter’s, Inc. (a)	115,682

	Tobacco — 2.1%
45,650	Altria Group, Inc.	731,313
2,150	Lorillard, Inc.	132,741

		864,054

	Wireless Telecommunication Services — 0.5%
52,900	Sprint Nextel Corp. (a)	188,853

	Total Long-Term Investments (Cost $45,599,440)	40,074,252

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
74,200	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $74,200)	74,200

	Investments of Cash Collateral for Securities on Loan — 2.4%
	Investment Company — 2.4%
976,171	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $976,171)	976,171

	Total Investments — 101.3% (Cost $46,649,811)	41,124,623
	Liabilities in Excess of Other Assets — (1.3)%	(525,034)

	NET ASSETS — 100.0%	$40,599,589

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$953,265
Aggregate gross unrealized depreciation	(6,478,453)

Net unrealized appreciation/depreciation	$(5,525,188)

Federal income tax cost of investments	$46,649,811

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 41,124,623	$ -
Level 2 – Other significant observable inputs	-	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 41,124,623	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.3%
	Common Stocks — 97.9%
	Aerospace & Defense — 2.5%
8,000	Goodrich Corp.	303,120
6,150	L-3 Communications Holdings, Inc.	416,970
3,300	Northrop Grumman Corp.	144,012

		864,102

	Airlines — 1.4%
15,500	AMR Corp. (a) (m)	49,445
11,200	Copa Holdings S.A., (Panama), Class A	321,104
16,300	Delta Air Lines, Inc. (a)	91,769

		462,318

	Auto Components — 0.3%
6,100	Autoliv, Inc., (Sweden)	113,277

	Beverages — 1.7%
12,000	Constellation Brands, Inc., Class A (a)	142,800
12,950	Pepsi Bottling Group, Inc.	286,713
8,650	PepsiAmericas, Inc.	149,213

		578,726

	Biotechnology — 0.5%
4,100	BioMarin Pharmaceutical, Inc. (a)	50,635
4,700	Vertex Pharmaceuticals, Inc. (a)	135,031

		185,666

	Building Products — 0.5%
6,200	Lennox International, Inc.	164,052

	Capital Markets — 2.5%
5,050	Federated Investors, Inc., Class B	112,413
7,900	GLG Partners, Inc.	22,436
6,100	Northern Trust Corp.	364,902
6,400	Raymond James Financial, Inc. (c)	126,080
16,850	TD AMERITRADE Holding Corp. (a)	232,699

		858,530

	Chemicals — 3.4%
6,050	Airgas, Inc. (m)	204,551
7,720	Celanese Corp., Class A	103,216
1,050	CF Industries Holdings, Inc.	74,687
4,450	Eastman Chemical Co.	119,260
5,800	FMC Corp.	250,212
2,100	Rohm & Haas Co.	165,564
4,300	Scotts Miracle-Gro Co. (The), Class A	149,210
3,150	Terra Industries, Inc.	88,483

		1,155,183

	Commercial Banks — 2.0%
4,150	Bank of Hawaii Corp.	136,867
4,250	BOK Financial Corp. (c)	146,837
13,500	CapitalSource, Inc.	16,470
28,600	TCF Financial Corp. (c)	336,336
2,600	Valley National Bancorp (c)	32,162

		668,672

	Commercial Services & Supplies — 0.8%
15,130	R.R. Donnelley & Sons Co.	110,903
8,485	Republic Services, Inc.	145,518

		256,421

	Communications Equipment — 1.0%
11,200	Brocade Communications Systems, Inc. (a)	38,640
5,800	CommScope, Inc. (a)	65,888
8,200	Harris Corp.	237,308

		341,836

	Computers & Peripherals — 1.7%
6,100	Lexmark International, Inc., Class A (a)	102,907
13,100	NCR Corp. (a)	104,145
11,550	QLogic Corp. (a)	128,436
13,250	Western Digital Corp. (a)	256,255

		591,743

	Construction & Engineering — 1.5%
4,400	Shaw Group, Inc. (The) (a)	120,604
10,000	URS Corp. (a)	404,100

		524,704

	Containers & Packaging — 1.2%
16,000	Crown Holdings, Inc. (a)	363,680
2,000	Sonoco Products Co.	41,960

		405,640

	Distributors — 0.1%
1,600	Genuine Parts Co.	47,776

	Diversified Consumer Services — 3.0%
5,600	Apollo Group, Inc., Class A (a)	438,648
6,200	DeVry, Inc.	298,716
16,450	H&R Block, Inc.	299,225

		1,036,589

	Diversified Financial Services — 0.6%
10,050	NASDAQ OMX Group, Inc. (The) (a)	196,779

	Diversified Telecommunication Services — 1.9%
10,105	CenturyTel, Inc. (c)	284,153
5,470	Embarq Corp.	207,039
18,350	Windstream Corp.	147,901

		639,093

	Electric Utilities — 2.5%
17,600	DPL, Inc.	396,704
9,150	Edison International	263,612
15,250	Pepco Holdings, Inc.	190,320

		850,636

	Electrical Equipment — 0.5%
5,650	Hubbell, Inc., Class B	152,324

	Electronic Equipment, Instruments & Components — 1.4%
11,300	Arrow Electronics, Inc. (a)	215,378
15,300	Avnet, Inc. (a)	267,903

		483,281

	Energy Equipment & Services — 3.1%
10,100	BJ Services Co.	100,495
1,300	Diamond Offshore Drilling, Inc.	81,718
2,800	Dresser-Rand Group, Inc. (a)	61,880
14,330	ENSCO International, Inc.	378,312
5,850	Helmerich & Payne, Inc.	133,205
3,468	National Oilwell Varco, Inc. (a)	99,566
4,600	Oil States International, Inc. (a)	61,732
1,600	Tidewater, Inc.	59,408
3,900	Unit Corp. (a)	81,588

		1,057,904

	Food & Staples Retailing — 0.4%
9,900	SUPERVALU, Inc.	141,372

	Food Products — 0.5%
5,500	Dean Foods Co. (a)	99,440
3,300	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	54,186

		153,626

	Gas Utilities — 3.2%
2,100	Atmos Energy Corp.	48,552
6,395	Energen Corp.	186,286
7,300	National Fuel Gas Co.	223,891
8,450	Questar Corp.	248,683
15,850	UGI Corp.	374,219

		1,081,631

	Health Care Equipment & Supplies — 1.9%
2,400	Hill-Rom Holdings, Inc.	23,736
5,400	Hospira, Inc. (a)	166,644
4,500	Inverness Medical Innovations, Inc. (a)	119,835
3,450	Kinetic Concepts, Inc. (a)	72,864
2,600	Teleflex, Inc.	101,634
4,800	Varian Medical Systems, Inc. (a)	146,112

		630,825

	Health Care Providers & Services — 4.3%
3,710	Aetna, Inc. (m)	90,264
10,800	CIGNA Corp.	189,972
4,750	Express Scripts, Inc. (a)	219,307
4,650	Laboratory Corp. of America Holdings (a)	271,979
6,100	Lincare Holdings, Inc. (a)	132,980
9,350	Omnicare, Inc.	228,982
7,300	Quest Diagnostics, Inc.	346,604

		1,480,088

	Hotels, Restaurants & Leisure — 1.8%
4,900	Brinker International, Inc.	73,990
12,050	Darden Restaurants, Inc.	412,833
5,100	International Speedway Corp., Class A	112,506

		599,329

	Household Durables — 0.9%
150	Garmin Ltd., (Cayman Islands)	3,181
14,150	Leggett & Platt, Inc.	183,809
4,760	Snap-On, Inc.	119,476

		306,466

	Household Products — 0.9%
5,650	Church & Dwight Co., Inc.	295,099

	Insurance — 4.7%
5,250	Allied World Assurance Co. Holdings Ltd., (Bermuda)	199,657
17,750	American Financial Group, Inc.	284,888
5,550	Arch Capital Group Ltd., (Bermuda) (a)	298,923
6,700	Assurant, Inc.	145,926
7,350	Axis Capital Holdings Ltd., (Bermuda)	165,669
19,600	Conseco, Inc. (a)	18,032
26,900	Genworth Financial, Inc., Class A	51,110
4,450	Hanover Insurance Group, Inc. (The)	128,249
2,500	PartnerRe Ltd., (Bermuda)	155,175
6,700	StanCorp Financial Group, Inc.	152,626

		1,600,255

	Internet & Catalog Retail — 0.4%
1,900	priceline.com, Inc. (a)	149,682

	Internet Software & Services — 0.5%
4,500	Sohu.com, Inc., (China) (a)	185,895

	IT Services — 3.8%
8,850	Affiliated Computer Services, Inc., Class A (a) (m)	423,827
6,550	Alliance Data Systems Corp. (a) (c)	242,022
10,500	Broadridge Financial Solutions, Inc.	195,405
5,800	Computer Sciences Corp. (a)	213,672
6,800	Hewitt Associates, Inc., Class A (a)	202,368

		1,277,294

	Leisure Equipment & Products — 0.8%
11,250	Hasbro, Inc.	282,038

	Life Sciences Tools & Services — 1.3%
13,382	Life Technologies Corp. (a)	434,647

	Machinery — 3.0%
6,450	AGCO Corp. (a) (m)	126,420
4,146	Cummins, Inc.	105,516
9,150	Dover Corp.	241,377
4,850	Gardner Denver, Inc. (a)	105,439
1,500	Joy Global, Inc.	31,950
10,430	Manitowoc Co., Inc. (The)	34,106
6,745	Parker Hannifin Corp.	229,195
3,250	SPX Corp.	152,782

		1,026,785

	Marine — 0.4%
4,700	Kirby Corp. (a)	125,208

	Media — 2.5%
7,500	CBS Corp., Class B	28,800
8,450	DISH Network Corp., Class A (a)	93,879
4,200	DreamWorks Animation SKG, Inc., Class A (a)	90,888
25,300	Interpublic Group of Cos., Inc. (The) (a)	104,236
1,600	John Wiley & Sons, Inc., Class A	47,648
7,400	Liberty Global, Inc., Class A (a)	107,744
700	McGraw-Hill Cos., Inc. (The)	16,009
6,950	Omnicom Group, Inc.	162,630
5,200	Regal Entertainment Group, Class A	69,732
8,100	Viacom, Inc., Class B (a)	140,778

		862,344

	Metals & Mining — 0.4%
1,350	Cliffs Natural Resources, Inc.	24,516
2,400	Reliance Steel & Aluminum Co.	63,192
1,680	United States Steel Corp.	35,498

		123,206

	Multiline Retail — 0.7%
7,150	Big Lots, Inc. (a)	148,577
10,100	Macy’s, Inc.	89,890

		238,467

	Multi-Utilities — 4.8%
4,650	Alliant Energy Corp.	114,809
32,730	CenterPoint Energy, Inc.	341,374
6,200	CMS Energy Corp.	73,408
5,850	Dominion Resources, Inc.	181,291
7,450	DTE Energy Co.	206,365
9,350	MDU Resources Group, Inc.	150,909
2,700	NSTAR	86,076
6,500	SCANA Corp.	200,785
19,800	TECO Energy, Inc. (c)	220,770
2,100	Vectren Corp.	44,289

		1,620,076

	Oil, Gas & Consumable Fuels — 3.0%
7,800	Alpha Natural Resources, Inc. (a)	138,450
5,700	Cimarex Energy Co.	104,766
4,400	Encore Acquisition Co. (a)	102,388
4,400	Massey Energy Co.	44,528
4,400	Murphy Oil Corp.	196,988
1,620	Noble Energy, Inc.	87,286
5,300	Southwestern Energy Co. (a)	157,357
4,200	Sunoco, Inc.	111,216
2,850	Walter Industries, Inc.	65,179

		1,008,158

	Paper & Forest Products — 0.3%
35,050	Domtar Corp., (Canada) (a)	33,298
11,700	International Paper Co.	82,368

		115,666

	Personal Products — 0.8%
5,900	Herbalife Ltd., (Cayman Islands)	88,382
3,900	Mead Johnson Nutrition Co., Class A (a)	112,593
5,600	NBTY, Inc. (a)	78,848

		279,823

	Pharmaceuticals — 2.2%
5,300	Allergan, Inc.	253,128
7,850	Endo Pharmaceuticals Holdings, Inc. (a)	138,788
3,400	Mylan, Inc. (a)	45,594
8,700	Warner Chilcott Ltd., (Bermuda), Class A (a)	91,524
7,050	Watson Pharmaceuticals, Inc. (a)	219,326

		748,360

	Real Estate Investment Trusts (REITs) — 5.3%
2,100	Alexandria Real Estate Equities, Inc.	76,440
7,600	AMB Property Corp. (m)	109,440
24,000	Annaly Capital Management, Inc.	332,880
5,900	CBL & Associates Properties, Inc.	13,924
4,200	Equity Residential	77,070
4,100	Federal Realty Investment Trust	188,600
7,200	Health Care REIT, Inc.	220,248
9,110	Hospitality Properties Trust	109,320
26,200	iStar Financial, Inc. (c)	73,622
5,250	Mack-Cali Realty Corp.	104,003
6,780	Nationwide Health Properties, Inc.	150,448
4,530	ProLogis	29,445
7,300	Taubman Centers, Inc.	124,392
8,900	Ventas, Inc.	201,229

		1,811,061

	Real Estate Management & Development — 0.1%
840	Jones Lang LaSalle, Inc.	19,538

	Road & Rail — 0.8%
5,000	CSX Corp.	129,250
5,100	Ryder System, Inc.	144,381

		273,631

	Semiconductors & Semiconductor Equipment — 2.8%
13,500	Integrated Device Technology, Inc. (a)	61,425
6,700	Intersil Corp., Class A	77,050
4,700	Linear Technology Corp.	108,006
14,100	Marvell Technology Group Ltd., (Bermuda) (a)	129,156
15,500	National Semiconductor Corp.	159,185
33,800	ON Semiconductor Corp. (a)	131,820
15,250	Xilinx, Inc.	292,190

		958,832

	Software — 2.9%
11,480	BMC Software, Inc. (a)	378,840
4,400	CA, Inc.	77,484
18,700	Compuware Corp. (a)	123,233
15,000	Symantec Corp. (a)	224,100
8,200	Synopsys, Inc. (a)	169,986

		973,643

	Specialty Retail — 4.2%
4,850	Advance Auto Parts, Inc. (m)	199,238
1,920	AutoZone, Inc. (a)	312,230
7,900	GameStop Corp., Class A (a)	221,358
24,550	Gap, Inc. (The)	318,905
10,500	Ross Stores, Inc.	376,740

		1,428,471

	Textiles, Apparel & Luxury Goods — 1.2%
3,800	Jones Apparel Group, Inc.	16,036
7,500	Liz Claiborne, Inc.	18,525
2,600	Polo Ralph Lauren Corp.	109,850
4,750	V.F. Corp.	271,272

		415,683

	Thrifts & Mortgage Finance — 1.5%
22,900	Hudson City Bancorp, Inc.	267,701
23,200	New York Community Bancorp, Inc. (c)	259,144

		526,845

	Tobacco — 1.5%
6,330	Lorillard, Inc.	390,814
3,510	Reynolds American, Inc.	125,799

		516,613

	Total Common Stocks (Cost $48,656,517)	33,325,909

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.4%
155,000	U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $157,636)	157,682

	Total Long-Term Investments (Cost $48,814,153)	33,483,591

SHARES

	Short-Term Investment — 2.3%
	Investment Company — 2.3%
775,007	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $775,007)	775,007

	Investments of Cash Collateral for Securities on Loan — 4.6%
	Investment Company — 4.6%
1,568,870	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $1,568,870)	1,568,870

	Total Investments — 105.2% (Cost $51,158,030)	35,827,468
	Liabilities in Excess of Other Assets — (5.2)%
		(1,774,068)

	NET ASSETS — 100.0%	$34,053,400

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
4	S&P Mid Cap 400	06/18/09	$975,800	$77,333

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$862,690
Aggregate gross unrealized depreciation	(16,193,252)

Net unrealized appreciation/depreciation	$(15,330,562)

Federal income tax cost of investments	$51,158,030

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 35,669,786	$ 77,333	$ -
Level 2 – Other significant observable inputs	157,682	-	-
Level 3 – Significant unobservable inputs	-	-	-
Total	$ 35,827,468	$ 77,333	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Mid Cap Value Portfolio

(formerly JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.0%
	Common Stocks — 96.0%
	Aerospace & Defense — 2.2%
2,280	Alliant Techsystems, Inc. (a)	152,714
800	L-3 Communications Holdings, Inc.	54,240
3,860	Precision Castparts Corp.	231,214
5,950	Spirit Aerosystems Holdings, Inc., Class A (a)	59,322

		497,490

	Auto Components — 0.3%
4,930	WABCO Holdings, Inc.	60,688

	Beverages — 0.4%
1,632	Brown-Forman Corp., Class B	63,370
1,160	Fomento Economico Mexicano S.A.B. de C.V., (Mexico), ADR	29,244

		92,614

	Building Products — 0.0% (g)
1,110	Owens Corning, Inc. (a)	10,034

	Capital Markets — 2.6%
1,520	Affiliated Managers Group, Inc. (a)	63,399
9,640	Charles Schwab Corp. (The)	149,420
9,650	Cohen & Steers, Inc. (c)	107,694
1,330	Northern Trust Corp.	79,561
6,440	T. Rowe Price Group, Inc. (c)	185,858

		585,932

	Chemicals — 3.6%
1,930	Air Products & Chemicals, Inc.	108,563
11,574	Albemarle Corp.	251,966
1,840	Intrepid Potash, Inc. (a)	33,948
3,890	Lubrizol Corp.	132,299
3,730	PPG Industries, Inc.	137,637
3,850	Sigma-Aldrich Corp.	145,491

		809,904

	Commercial Banks — 6.1%
3,600	BancorpSouth, Inc.	75,024
4,470	City National Corp.	150,952
7,640	Cullen/Frost Bankers, Inc.	358,622
9,170	M&T Bank Corp. (c)	414,851
26,110	Synovus Financial Corp.	84,858
11,200	TCF Financial Corp. (c)	131,712
6,630	United Community Banks, Inc. (c)	27,579
11,700	Wilmington Trust Corp.	113,373
2,350	Zions Bancorp	23,100

		1,380,071

	Commercial Services & Supplies — 0.8%
10,830	Republic Services, Inc.	185,735

	Computers & Peripherals — 0.3%
8,560	NCR Corp. (a)	68,052

	Construction Materials — 0.4%
2,030	Vulcan Materials Co. (c)	89,909

	Containers & Packaging — 1.0%
5,430	Ball Corp.	235,662

	Distributors — 0.9%
6,940	Genuine Parts Co.	207,228

	Diversified Consumer Services — 0.8%
9,950	H&R Block, Inc.	180,990

	Diversified Telecommunication Services —0.9%
5,290	CenturyTel, Inc. (c)	148,755
7,349	Windstream Corp.	59,233

		207,988

	Electric Utilities — 4.4%
13,430	American Electric Power Co., Inc.	339,242
7,410	Edison International	213,482
4,540	FirstEnergy Corp.	175,244
15,420	Westar Energy, Inc.	270,313

		998,281

	Electrical Equipment — 0.5%
4,440	Cooper Industries Ltd., Class A	114,818

	Electronic Equipment, Instruments & Components — 2.8%
8,740	Amphenol Corp., Class A	249,003
12,710	Arrow Electronics, Inc. (a)	242,252
12,780	Tyco Electronics Ltd., (Bermuda)	141,091

		632,346

	Energy Equipment & Services — 0.3%
3,330	Unit Corp. (a)	69,664

	Food & Staples Retailing — 3.7%
1,990	Costco Wholesale Corp.	92,177
11,500	Great Atlantic & Pacific Tea Co. (a)	61,065
24,070	Safeway, Inc.	485,973
2,500	SYSCO Corp.	57,000
5,360	Walgreen Co.	139,146

		835,361

	Food Products — 1.8%
4,550	Archer-Daniels-Midland Co.	126,399
6,130	JM Smucker Co. (The)	228,465
5,450	Smithfield Foods, Inc. (a)	51,557

		406,421

	Gas Utilities — 3.2%
10,290	Energen Corp.	299,748
8,710	EQT Corp.	272,884
6,620	ONEOK, Inc.	149,811

		722,443

	Health Care Equipment & Supplies — 1.7%
5,860	Becton, Dickinson & Co.	394,026

	Health Care Providers & Services — 2.8%
6,569	Community Health Systems, Inc. (a)	100,768
7,800	Coventry Health Care, Inc. (a)	100,932
8,150	Lincare Holdings, Inc. (a)	177,670
11,000	VCA Antech, Inc. (a)	248,050

		627,420

	Hotels, Restaurants & Leisure — 2.3%
6,900	Burger King Holdings, Inc.	158,355
18,410	Marriott International, Inc., Class A	301,188
3,700	Vail Resorts, Inc. (a)	75,591

		535,134

	Household Durables — 2.4%
6,540	Fortune Brands, Inc.	160,557
8,300	Jarden Corp. (a)	105,161
5,510	MDC Holdings, Inc.	171,582
3,360	Mohawk Industries, Inc. (a)	100,363

		537,663

	Household Products — 0.4%
1,850	Clorox Co.	95,238

	Industrial Conglomerates — 0.6%
7,340	Carlisle Cos., Inc.	144,084

	Insurance — 9.6%
12,720	Assurant, Inc.	277,042
8,476	Cincinnati Financial Corp.	193,846
3,740	Everest Re Group Ltd., (Bermuda)	264,792
16,380	Loews Corp.	361,998
32,412	Old Republic International Corp.	350,698
21,650	OneBeacon Insurance Group Ltd., Class A	209,139
8,350	Principal Financial Group, Inc.	68,303
6,880	ProAssurance Corp. (a)	320,746
4,160	Protective Life Corp.	21,840
5,010	W.R. Berkley Corp.	112,975

		2,181,379

	Internet & Catalog Retail — 1.4%
3,190	Amazon.com, Inc. (a)	234,274
10,270	Expedia, Inc. (a)	93,251

		327,525

	IT Services — 2.1%
8,172	Fidelity National Information Services, Inc.	148,730
4,076	Lender Processing Services, Inc.	124,766
12,601	Total System Services, Inc.	174,020
2,910	Western Union Co. (The)	36,579

		484,095

	Machinery — 1.7%
2,020	Dover Corp.	53,288
3,700	Harsco Corp.	82,029
4,190	Illinois Tool Works, Inc.	129,261
7,180	Kennametal, Inc.	116,388

		380,966

	Media — 2.5%
10,650	AH Belo Corp., Class A	10,437
8,620	Cablevision Systems Corp., Class A	111,543
15,767	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	57,865
1,740	Omnicom Group, Inc.	40,716
8,050	Scripps Networks Interactive, Inc., Class A	181,205
480	Washington Post Co. (The), Class B	171,408

		573,174

	Multiline Retail — 0.4%
5,390	Nordstrom, Inc. (c)	90,282

	Multi-Utilities — 5.3%
27,940	CMS Energy Corp. (c)	330,810
8,620	MDU Resources Group, Inc.	139,127
7,300	NSTAR	232,724
8,470	PG&E Corp.	323,723
10,080	Xcel Energy, Inc.	187,790

		1,214,174

	Oil, Gas & Consumable Fuels — 5.5%
12,740	CVR Energy, Inc. (a)	70,580
6,414	Devon Energy Corp.	286,642
7,295	Kinder Morgan Management LLC (a)	297,344
2,790	Murphy Oil Corp.	124,908
3,770	Newfield Exploration Co. (a)	85,579
1,030	Penn Virginia Corp.	11,310
13,070	Teekay Corp., (Bahamas) (c)	185,986
16,380	Williams Cos., Inc. (The)	186,404

		1,248,753

	Personal Products — 0.8%
6,230	Mead Johnson Nutrition Co., Class A (a)	179,860

	Real Estate Investment Trusts (REITs) — 3.6%
9,580	Cousins Properties, Inc.	61,695
9,800	Host Hotels & Resorts, Inc.	38,416
21,050	Kimco Realty Corp. (c)	160,401
3,040	PS Business Parks, Inc.	112,024
1,260	Public Storage	69,615
5,720	Regency Centers Corp.	151,980
4,870	Ventas, Inc.	110,111
3,160	Vornado Realty Trust	105,029

		809,271

	Real Estate Management & Development — 1.3%
9,050	Brookfield Asset Management, Inc., (Canada), Class A	124,709
16,930	Brookfield Properties Corp., (Canada)	97,178
3,270	Jones Lang LaSalle, Inc.	76,060

		297,947

	Software — 1.2%
2,100	Adobe Systems, Inc. (a)	44,919
10,690	Jack Henry & Associates, Inc.	174,461
2,500	MICROS Systems, Inc. (a)	46,875

		266,255

	Specialty Retail — 7.3%
3,320	Abercrombie & Fitch Co., Class A	79,016
14,240	AutoNation, Inc. (a)	197,651
1,100	AutoZone, Inc. (a)	178,882
4,570	Bed Bath & Beyond, Inc. (a)	113,108
16,790	Gap, Inc. (The)	218,102
6,060	Lowe’s Cos., Inc.	110,595
3,960	Sherwin-Williams Co. (The) (c)	205,801
8,550	Staples, Inc.	154,841
12,140	Tiffany & Co.	261,738
5,850	TJX Cos., Inc.	149,994

		1,669,728

	Textiles, Apparel & Luxury Goods — 1.7%
2,370	Columbia Sportswear Co.	70,910
1,700	Nike, Inc., Class B	79,713
3,280	Phillips-Van Heusen Corp.	74,391
2,900	V.F. Corp.	165,619

		390,633

	Thrifts & Mortgage Finance — 1.7%
7,370	Hudson City Bancorp, Inc.	86,155
17,380	People’s United Financial, Inc.	312,319

		398,474

	Tobacco — 0.8%
3,130	Lorillard, Inc.	193,246

	Water Utilities — 0.6%
6,600	American Water Works Co., Inc.	126,984

	Wireless Telecommunication Services — 1.3%
5,440	Telephone & Data Systems, Inc.	128,656
4,750	U.S. Cellular Corp. (a)	158,365

		287,021

	Total Long-Term Investments (Cost $33,396,400)	21,844,963

	Short-Term Investment — 4.2%
	Investment Company — 4.2%
955,566	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $955,566)	955,566

	Investments of Cash Collateral for Securities on Loan — 7.6%
	Investment Company — 7.6%
1,735,271	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $1,735,271)	1,735,271

	Total Investments — 107.8% (Cost $36,087,237)	24,535,800
	Liabilities in Excess of Other Assets — (7.8)%	(1,774,508)

	NET ASSETS — 100.0%	$22,761,292

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

ADR —	American Depositary Receipt

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,846
Aggregate gross unrealized depreciation	(11,889,283)

Net unrealized appreciation/depreciation	$(11,551,437)

Federal income tax cost of investments	$36,087,237

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the  Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the  Portfolio’s assets and liabilities carried at fair value :

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 24,535,800	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 24,535,800	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Small Cap Core Portfolio (formerly JPMorgan Insurance Trust Small Cap Equity Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.1%
	Common Stocks — 98.3%
	Aerospace & Defense — 1.1%
150	Ceradyne, Inc. (a)	2,719
1,500	Orbital Sciences Corp. (a)	17,835

		20,554

	Air Freight & Logistics — 0.2%
950	Pacer International, Inc.	3,325

	Airlines — 0.9%
625	Continental Airlines, Inc., Class B (a)	5,506
450	Hawaiian Holdings, Inc. (a)	1,679
725	SkyWest, Inc.	9,019

		16,204

	Auto Components — 0.4%
1,050	ArvinMeritor, Inc.	829
650	Drew Industries, Inc. (a)	5,642
100	Stoneridge, Inc. (a)	211

		6,682

	Biotechnology — 5.2%
175	Acorda Therapeutics, Inc. (a)	3,467
425	Alexion Pharmaceuticals, Inc. (a)	16,006
550	Alkermes, Inc. (a)	6,672
400	Anadys Pharmaceuticals, Inc. (a)	2,716
550	Arena Pharmaceuticals, Inc. (a)	1,656
425	BioMarin Pharmaceutical, Inc. (a)	5,249
50	Cephalon, Inc. (a)	3,405
1,100	Cytokinetics, Inc. (a)	1,870
1,075	Halozyme Therapeutics, Inc. (a)	5,869
150	InterMune, Inc. (a)	2,466
50	Martek Biosciences Corp. (a)	912
350	Myriad Genetics, Inc. (a)	15,914
375	Onyx Pharmaceuticals, Inc. (a)	10,706
275	Pharmasset, Inc. (a)	2,698
250	Progenics Pharmaceuticals, Inc. (a)	1,647
2,100	Protalix BioTherapeutics, Inc., (Israel) (a)	4,200
300	Rigel Pharmaceuticals, Inc. (a)	1,842
825	Seattle Genetics, Inc. (a)	8,135
150	Theravance, Inc. (a)	2,550

		97,980

	Building Products — 2.0%
475	Gibraltar Industries, Inc.	2,242
800	INSTEEL Industries, Inc.	5,568
925	Lennox International, Inc.	24,475
650	NCI Building Systems, Inc. (a)	1,443
575	Quanex Building Products Corp.	4,370

		38,098

	Capital Markets — 2.1%
200	Affiliated Managers Group, Inc. (a)	8,342
900	Federated Investors, Inc., Class B	20,034
50	Janus Capital Group, Inc.	333
350	LaBranche & Co., Inc. (a)	1,309
150	Piper Jaffray Cos. (a)	3,868
700	thinkorswim Group, Inc. (a)	6,048

		39,934

	Chemicals — 1.7%
325	Innospec, Inc., (United Kingdom)	1,225
2,625	Spartech Corp.	6,458
850	Terra Industries, Inc.	23,876

		31,559

	Commercial Banks — 6.8%
250	1st Source Corp.	4,513
600	BancFirst Corp.	21,840
400	Cardinal Financial Corp.	2,296
450	Central Pacific Financial Corp.	2,520
625	City Holding Co.	17,056
225	CoBiz Financial, Inc.	1,181
234	Commerce Bancshares, Inc.	8,494
325	First Bancorp	1,385
150	First Merchants Corp.	1,619
575	First South Bancorp, Inc.	6,106
650	Guaranty Bancorp (a)	1,137
100	Lakeland Financial Corp.	1,919
250	Sierra Bancorp	2,433
675	Simmons First National Corp., Class A	17,003
825	Suffolk Bancorp	21,442
1,425	TCF Financial Corp.	16,758

		127,702

	Commercial Services & Supplies — 1.5%
100	ATC Technology Corp. (a)	1,120
750	Deluxe Corp.	7,223
1,800	Knoll, Inc.	11,034
150	Standard Parking Corp. (a)	2,460
1,025	Standard Register Co. (The)	4,694
175	Steelcase, Inc., Class A	877

		27,408

	Communications Equipment — 3.5%
200	Arris Group, Inc. (a)	1,474
950	Avocent Corp. (a)	11,533
550	Black Box Corp.	12,986
3,150	Emulex Corp. (a)	15,844
875	InterDigital, Inc. (a)	22,592
275	Tellabs, Inc. (a)	1,260

		65,689

	Computers & Peripherals — 0.6%
600	Hutchinson Technology, Inc. (a)	1,560
1,125	Imation Corp.	8,606
150	QLogic Corp. (a)	1,668

		11,834

	Construction & Engineering — 1.6%
550	Dycom Industries, Inc. (a)	3,184
1,475	EMCOR Group, Inc. (a)	25,326
175	KBR, Inc.	2,417

		30,927

	Construction Materials — 0.0% (g)
50	Headwaters, Inc. (a)	157

	Consumer Finance — 1.4%
475	Advance America Cash Advance Centers, Inc.	803
225	Credit Acceptance Corp. (a)	4,835
1,200	Dollar Financial Corp. (a)	11,424
525	World Acceptance Corp. (a)	8,977

		26,039

	Containers & Packaging — 1.1%
575	Bway Holding Co. (a)	4,537
425	Myers Industries, Inc.	2,609
475	Rock-Tenn Co., Class A	12,849

		19,995

	Diversified Consumer Services— 0.6%
350	Coinstar, Inc. (a)	11,466

	Diversified Financial Services — 0.2%
275	PHH Corp. (a)	3,864

	Diversified Telecommunication Services — 0.7%
475	Consolidated Communications Holdings, Inc.	4,873
1,100	Frontier Communications Corp.	7,898

		12,771

	Electric Utilities — 1.2%
625	El Paso Electric Co. (a)	8,806
475	Portland General Electric Co.	8,355
225	UniSource Energy Corp.	6,343

		23,504

	Electrical Equipment — 0.8%
500	Acuity Brands, Inc.	11,270
550	LSI Industries, Inc.	2,844

		14,114

	Electronic Equipment, Instruments & Components — 2.1%
350	Benchmark Electronics, Inc. (a)	3,920
1,050	Coherent, Inc. (a)	18,113
100	Electro Rent Corp.	964
1,775	Methode Electronics, Inc.	6,355
125	Mettler-Toledo International, Inc., (Switzerland) (a)	6,416
125	OSI Systems, Inc. (a)	1,908
2,575	Sanmina-SCI Corp. (a)	785
25	Tech Data Corp. (a)	544

		39,005

	Energy Equipment & Services — 1.0%
175	Bolt Technology Corp. (a)	1,244
175	CARBO Ceramics, Inc.	4,977
200	Dresser-Rand Group, Inc. (a)	4,420
950	Helix Energy Solutions Group, Inc. (a)	4,883
500	ION Geophysical Corp. (a)	780
200	Patterson-UTI Energy, Inc.	1,792

		18,096

	Food & Staples Retailing — 0.7%
450	Nash Finch Co.	12,641

	Gas Utilities — 1.7%
800	Nicor, Inc.	26,584
75	ONEOK, Inc.	1,697
200	Southwest Gas Corp.	4,214

		32,495

	Health Care Equipment & Supplies — 3.7%
400	American Medical Systems Holdings, Inc. (a)	4,460
375	Electro-Optical Sciences, Inc. (a)	1,631
1,350	Invacare Corp.	21,640
500	Quidel Corp. (a)	4,610
225	Sirona Dental Systems, Inc. (a)	3,222
475	Teleflex, Inc.	18,568
575	Thoratec Corp. (a)	14,772

		68,903

	Health Care Providers & Services — 3.9%
200	Emergency Medical Services Corp., Class A (a)	6,278
325	Landauer, Inc.	16,471
700	Magellan Health Services, Inc. (a)	25,508
175	Medcath Corp. (a)	1,272
1,150	Nighthawk Radiology Holdings, Inc. (a)	3,105
825	Omnicare, Inc.	20,204

		72,838

	Health Care Technology — 0.3%
400	MedAssets, Inc. (a)	5,700

	Hotels, Restaurants & Leisure — 1.2%
1,575	AFC Enterprises, Inc. (a)	7,103
5,950	Denny’s Corp. (a)	9,937
750	Monarch Casino & Resort, Inc. (a)	3,870
750	O’Charley’s, Inc.	2,257

		23,167

	Household Durables — 3.7%
2,050	American Greetings Corp., Class A	10,373
137	Blyth, Inc.	3,580
175	CSS Industries, Inc.	2,975
550	Furniture Brands International, Inc.	808
1,625	Helen of Troy Ltd., (Bermuda) (a)	22,344
625	Jarden Corp. (a)	7,919
1,300	Leggett & Platt, Inc.	16,887
400	Standard Pacific Corp. (a)	352
625	Tempur-Pedic International, Inc.	4,562

		69,800

	Household Products — 0.3%
750	Central Garden & Pet Co., Class A (a)	5,640

	Industrial Conglomerates — 0.5%
600	Tredegar Corp.	9,798

	Insurance — 4.8%
600	American Equity Investment Life Holding Co.	2,496
176	Argo Group International Holdings Ltd., (Bermuda) (a)	5,303
625	Aspen Insurance Holdings Ltd., (Bermuda)	14,037
175	Axis Capital Holdings Ltd., (Bermuda)	3,944
1,050	Conseco, Inc. (a)	966
650	Harleysville Group, Inc.	20,677
475	Meadowbrook Insurance Group, Inc.	2,898
225	Navigators Group, Inc. (a)	10,615
550	Platinum Underwriters Holdings Ltd., (Bermuda)	15,598
225	ProAssurance Corp. (a)	10,490
75	RenaissanceRe Holdings Ltd., (Bermuda)	3,708

		90,732

	Internet & Catalog Retail — 0.1%
175	NutriSystem, Inc.	2,497

	Internet Software & Services — 1.3%
250	AsiaInfo Holdings, Inc., (China) (a)	4,213
225	DealerTrack Holdings, Inc. (a)	2,947
100	Perficient, Inc. (a)	540
300	S1 Corp. (a)	1,545
1,775	ValueClick, Inc. (a)	15,105

		24,350

	IT Services — 1.6%
1,350	Acxiom Corp.	9,990
50	Alliance Data Systems Corp. (a)	1,847
800	CIBER, Inc. (a)	2,184
425	CSG Systems International, Inc. (a)	6,069
275	Gartner, Inc. (a)	3,028
475	Global Cash Access Holdings, Inc. (a)	1,815
500	Hackett Group, Inc. (The) (a)	1,010
162	Heartland Payment Systems, Inc.	1,071
50	Hewitt Associates, Inc., Class A (a)	1,488
3,200	Unisys Corp. (a)	1,696

		30,198

	Leisure Equipment & Products — 1.6%
950	Hasbro, Inc.	23,817
550	JAKKS Pacific, Inc. (a)	6,792

		30,609

	Life Sciences Tools & Services — 1.4%
425	Enzo Biochem, Inc. (a)	1,709
50	Illumina, Inc. (a)	1,862
425	Medivation, Inc. (a)	7,765
1,150	PerkinElmer, Inc.	14,685

		26,021

	Machinery — 1.7%
275	AGCO Corp. (a) (m)	5,390
725	Nordson Corp.	20,612
625	Trimas Corp. (a)	1,094
550	Wabash National Corp.	676
150	Wabtec Corp.	3,957

		31,729

	Marine — 0.3%
2,025	Horizon Lines, Inc., Class A	6,136

	Media — 0.5%
1,325	CKX, Inc. (a)	5,433
850	Cumulus Media, Inc., Class A (a)	858
2,975	Sinclair Broadcast Group, Inc., Class A	3,064

		9,355

	Metals & Mining — 0.6%
1,350	Worthington Industries, Inc.	11,759

	Multiline Retail — 0.8%
625	Big Lots, Inc. (a)	12,987
1,575	Retail Ventures, Inc. (a)	2,394

		15,381

	Multi-Utilities — 1.5%
25	Alliant Energy Corp.	617
1,150	NorthWestern Corp.	24,702
175	PNM Resources, Inc.	1,446
100	TECO Energy, Inc.	1,115

		27,880

	Oil, Gas & Consumable Fuels — 2.6%
75	APCO Argentina, Inc.	827
300	Brigham Exploration Co. (a)	570
50	Clayton Williams Energy, Inc. (a)	1,462
150	Comstock Resources, Inc. (a)	4,470
2,375	Endeavour International Corp. (a)	2,066
175	Frontier Oil Corp.	2,238
250	Frontline Ltd., (Bermuda)	4,348
450	Mariner Energy, Inc. (a)	3,488
475	McMoRan Exploration Co. (a)	2,232
4,800	Meridian Resource Corp. (a)	1,008
25	PrimeEnergy Corp. (a)	1,247
250	Rosetta Resources, Inc. (a)	1,237
425	Stone Energy Corp. (a)	1,415
400	Swift Energy Co. (a)	2,920
150	Tesoro Corp.	2,021
225	Toreador Resources Corp. (a)	565
2,725	VAALCO Energy, Inc. (a)	14,415
75	W&T Offshore, Inc.	461
150	Westmoreland Coal Co. (a)	1,076

		48,066

	Paper & Forest Products — 0.1%
1,275	Buckeye Technologies, Inc. (a)	2,716

	Personal Products — 0.9%
525	Herbalife Ltd., (Cayman Islands)	7,864
300	NBTY, Inc. (a)	4,224
925	Prestige Brands Holdings, Inc. (a)	4,792

		16,880

	Pharmaceuticals — 1.5%
350	Cardiome Pharma Corp., (Canada) (a)	1,026
400	Cypress Bioscience, Inc. (a)	2,844
75	Optimer Pharmaceuticals, Inc. (a)	989
275	Perrigo Co.	6,828
25	ULURU, Inc. (a)	5
375	Watson Pharmaceuticals, Inc. (a)	11,666
225	XenoPort, Inc. (a)	4,356

		27,714

	Professional Services — 0.7%
225	Administaff, Inc.	4,754
275	COMSYS IT Partners, Inc. (a)	608
425	Kforce, Inc. (a)	2,988
300	School Specialty, Inc. (a)	5,277

		13,627

	Real Estate Investment Trusts (REITs) — 4.9%
1,700	Anthracite Capital, Inc.	578
675	Anworth Mortgage Asset Corp.	4,138
1,275	DCT Industrial Trust, Inc.	4,042
250	Home Properties, Inc.	7,662
650	Hospitality Properties Trust	7,800
1,725	Lexington Realty Trust	4,105
1,050	LTC Properties, Inc.	18,417
2,725	MFA Financial, Inc.	16,023
50	Mid-America Apartment Communities, Inc.	1,541
325	Pennsylvania Real Estate Investment Trust	1,154
275	PS Business Parks, Inc.	10,134
1,275	Ramco-Gershenson Properties Trust	8,224
750	Strategic Hotels & Resorts, Inc.	518
1,922	Sunstone Hotel Investors, Inc.	5,055
175	Taubman Centers, Inc.	2,982

		92,373

	Road & Rail — 0.3%
225	Con-way, Inc.	4,034
425	YRC Worldwide, Inc. (a)	1,908

		5,942

	Semiconductors & Semiconductor Equipment — 3.8%
475	Amkor Technology, Inc. (a)	1,273
350	Atmel Corp. (a)	1,271
325	Brooks Automation, Inc. (a)	1,498
3,025	Cirrus Logic, Inc. (a)	11,374
375	Cymer, Inc. (a)	8,347
200	DSP Group, Inc. (a)	864
600	Entegris, Inc. (a)	516
450	Integrated Device Technology, Inc. (a)	2,048
5,975	LSI Corp. (a)	18,164
1,775	Micrel, Inc.	12,496
75	Novellus Systems, Inc. (a)	1,247
275	Semtech Corp. (a)	3,671
475	Silicon Image, Inc. (a)	1,140
1,175	Silicon Storage Technology, Inc. (a)	1,939
300	Ultratech, Inc. (a)	3,747
250	Zoran Corp. (a)	2,200

		71,795

	Software — 7.7%
2,450	Aspen Technology, Inc. (a)	17,126
1,137	EPIQ Systems, Inc. (a)	20,500
225	Fair Isaac Corp.	3,166
200	JDA Software Group, Inc. (a)	2,310
325	MicroStrategy, Inc., Class A (a)	11,112
2,625	Monotype Imaging Holdings, Inc. (a)	9,817
1,375	Net 1 UEPS Technologies, Inc., (South Africa) (a)	20,914
300	Pegasystems, Inc.	5,571
150	SPSS, Inc. (a)	4,264
875	Sybase, Inc. (a)	26,504
925	Synopsys, Inc. (a)	19,175
425	TIBCO Software, Inc. (a)	2,495
325	Wind River Systems, Inc. (a)	2,080

		145,034

	Specialty Retail — 3.9%
275	Advance Auto Parts, Inc.	11,297
175	Barnes & Noble, Inc.	3,742
1,150	Build-A-Bear Workshop, Inc. (a)	6,981
2,125	Cache, Inc. (a)	6,120
4,050	Charming Shoppes, Inc. (a)	5,670
200	Children’s Place Retail Stores, Inc. (The) (a)	4,378
525	Collective Brands, Inc. (a)	5,113
2,325	Finish Line, Inc. (The), Class A	15,391
1,225	Midas, Inc. (a)	9,702
425	Stage Stores, Inc.	4,284

		72,678

	Textiles, Apparel & Luxury Goods — 0.3%
475	Timberland Co. (The), Class A (a)	5,672

	Thrifts & Mortgage Finance — 0.2%
275	Ocwen Financial Corp. (a)	3,143

	Tobacco — 0.7%
3,375	Alliance One International, Inc. (a)	12,960

	Trading Companies & Distributors — 0.9%
950	WESCO International, Inc. (a)	17,214

	Wireless Telecommunication Services — 0.9%
1,650	Centennial Communications Corp. (a)	13,629
225	USA Mobility, Inc.	2,072
775	Virgin Mobile USA, Inc., Class A (a)	1,000

		16,701

	Total Common Stocks (Cost $2,961,039)	1,847,051

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.8%
15,000	U.S. Treasury Note, 3.125%, 11/30/09 (Cost $15,237)	15,260

	Total Long-Term Investments (Cost $2,976,276)	1,862,311

SHARES

	Short-Term Investment — 4.7%
	Investment Company — 4.7%
88,471	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $88,471)	88,471

	Total Investments — 103.8% (Cost $3,064,747)	1,950,782
	Liabilities in Excess of Other Assets — (3.8)%	(70,796)

	NET ASSETS — 100.0%	$1,879,986

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	E-mini Russell 2000	06/19/09	$42,130	$(762)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,842
Aggregate gross unrealized depreciation	(1,173,807)

Net unrealized appreciation/depreciation	$(1,113,965)

Federal income tax cost of investments	$3,064,747

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 1,935,522	$ -	$ (762)
Level 2 – Other significant observable inputs	15,260	-	-
Level 3 – Significant unobservable inputs	-	-	-
Total	$ 1,950,782	$ -	$ (762)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust U.S. Equity Portfolio
(formerly JPMorgan Insurance Trust Diversified Equity Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.0%
	Aerospace & Defense — 2.4%
12,540	Boeing Co.	446,173
900	Goodrich Corp.	34,101
7,820	Honeywell International, Inc.	217,865
5,770	Northrop Grumman Corp.	251,803
37,910	United Technologies Corp.	1,629,372

		2,579,314

	Auto Components — 0.9%
77,290	Johnson Controls, Inc.	927,480

	Beverages — 3.1%
47,240	Coca-Cola Co. (The)	2,076,198
24,280	PepsiCo, Inc.	1,249,934

		3,326,132

	Biotechnology — 2.2%
1,410	Alexion Pharmaceuticals, Inc. (a)	53,101
6,248	Amgen, Inc. (a)	309,401
17,610	Celgene Corp. (a)	781,884
26,230	Gilead Sciences, Inc. (a)	1,214,973

		2,359,359

	Capital Markets — 4.0%
2,920	Ameriprise Financial, Inc.	59,831
30,440	Bank of New York Mellon Corp. (The)	859,930
16,795	Goldman Sachs Group, Inc. (The)	1,780,606
3,600	Janus Capital Group, Inc.	23,940
34,282	Morgan Stanley	780,601
13,640	State Street Corp.	419,839
29,200	TD AMERITRADE Holding Corp. (a)	403,252

		4,327,999

	Chemicals — 2.4%
2,200	Air Products & Chemicals, Inc.	123,750
3,100	Dow Chemical Co. (The)	26,133
18,420	E.l. du Pont de Nemours & Co.	411,319
4,170	Monsanto Co.	346,527
800	PPG Industries, Inc.	29,520
25,660	Praxair, Inc.	1,726,661

		2,663,910

	Commercial Banks — 2.4%
8,140	BB&T Corp. (c)	137,729
1,970	Comerica, Inc.	36,071
24,920	KeyCorp	196,120
5,390	PNC Financial Services Group, Inc.	157,873
700	SunTrust Banks, Inc.	8,218
47,550	U.S. Bancorp	694,706
99,906	Wells Fargo & Co.	1,422,661

		2,653,378

	Communications Equipment — 6.4%
185,150	Cisco Systems, Inc. (a)	3,104,966
123,740	Corning, Inc.	1,642,030
40,590	Juniper Networks, Inc. (a)	611,285
1,600	Nokia OYJ, (Finland), ADR	18,672
41,330	QUALCOMM, Inc.	1,608,150

		6,985,103

	Computers & Peripherals — 6.7%
14,007	Apple, Inc. (a)	1,472,416
111,970	Hewlett-Packard Co.	3,589,758
16,032	International Business Machines Corp.	1,553,341
24,310	NetApp, Inc. (a)	360,760
15,140	SanDisk Corp. (a)	191,521
5,320	Western Digital Corp. (a)	102,889

		7,270,685

	Construction & Engineering — 0.1%
2,110	Fluor Corp.	72,900

	Consumer Finance — 0.4%
23,240	American Express Co.	316,761
12,350	Capital One Financial Corp.	151,164

		467,925

	Diversified Consumer Services — 0.0% (g)
200	ITT Educational Services, Inc. (a)	24,284

	Diversified Financial Services — 1.1%
130,436	Bank of America Corp.	889,574
13,900	Citigroup, Inc. (c)	35,167
829	CME Group, Inc.	204,257
2,000	NYSE Euronext	35,800

		1,164,798

	Diversified Telecommunication Services — 3.1%
75,183	AT&T, Inc. (m)	1,894,612
50,442	Verizon Communications, Inc.	1,523,348

		3,417,960

	Electric Utilities — 2.5%
17,930	American Electric Power Co., Inc.	452,912
12,710	Edison International	366,175
21,640	Exelon Corp.	982,240
6,420	FirstEnergy Corp.	247,812
5,520	FPL Group, Inc.	280,029
40,200	NV Energy, Inc.	377,478

		2,706,646

	Electrical Equipment — 0.4%
7,970	Emerson Electric Co.	227,783
8,640	Rockwell Automation, Inc.	188,697

		416,480

	Electronic Equipment, Instruments & Components — 0.0% (g)
2,400	Tyco Electronics Ltd., (Bermuda)	26,496

	Energy Equipment & Services — 2.7%
1,300	Baker Hughes, Inc.	37,115
55,790	Halliburton Co.	863,071
900	National Oilwell Varco, Inc. (a)	25,839
39,520	Schlumberger Ltd.	1,605,302
3,570	Smith International, Inc.	76,684
1,940	Transocean Ltd., (Switzerland) (a)	114,150
16,880	Weatherford International Ltd. (a)	186,862

		2,909,023

	Food & Staples Retailing — 5.2%
35,880	CVS/Caremark Corp.	986,341
75,626	Safeway, Inc. (c)	1,526,889
68,660	SYSCO Corp. (c)	1,565,448
29,340	Wal-Mart Stores, Inc.	1,528,614

		5,607,292

	Food Products — 1.2%
20,220	General Mills, Inc.	1,008,574
13,598	Kraft Foods, Inc., Class A	303,099

		1,311,673

	Health Care Equipment & Supplies — 1.3%
6,350	Boston Scientific Corp. (a)	50,482
1,680	C.R. Bard, Inc.	133,930
11,150	Covidien Ltd., (Bermuda)	370,626
12,890	Medtronic, Inc.	379,868
13,520	Zimmer Holdings, Inc. (a)	493,480

		1,428,386

	Health Care Providers & Services — 1.8%
18,160	Aetna, Inc.	441,833
16,380	Cardinal Health, Inc.	515,642
6,350	McKesson Corp.	222,504
5,790	UnitedHealth Group, Inc.	121,185
17,000	WellPoint, Inc. (a)	645,490

		1,946,654

	Hotels, Restaurants & Leisure — 1.0%
22,260	Carnival Corp.	480,816
58,230	International Game Technology	536,881
9,360	Royal Caribbean Cruises Ltd.	74,973

		1,092,670

	Household Durables — 0.6%
23,970	D.R. Horton, Inc.	232,509
26,798	KB Home (c)	353,198
900	Toll Brothers, Inc. (a)	16,344

		602,051

	Household Products — 2.1%
47,529	Procter & Gamble Co.	2,238,141

	Industrial Conglomerates — 0.5%
53,025	General Electric Co.	536,083

	Insurance — 2.7%
17,370	ACE Ltd., (Switzerland)	701,748
3,640	Aflac, Inc. (m)	70,470
800	Arch Capital Group Ltd., (Bermuda) (a)	43,088
5,500	Axis Capital Holdings Ltd., (Bermuda)	123,970
15	Berkshire Hathaway, Inc., Class B (a)	42,300
16,230	MetLife, Inc.	369,557
12,600	Prudential Financial, Inc.	239,652
20,278	RenaissanceRe Holdings Ltd., (Bermuda)	1,002,544
9,340	Travelers Cos., Inc. (The)	379,578

		2,972,907

	Internet & Catalog Retail — 0.3%
4,340	Amazon.com, Inc. (a)	318,730

	Internet Software & Services — 2.1%
5,825	Google, Inc., Class A (a)	2,027,450
17,610	Yahoo!, Inc. (a)	225,584

		2,253,034

	IT Services — 0.2%
1,600	Accenture Ltd., (Bermuda), Class A	43,984
1,600	Infosys Technologies Ltd., (India), ADR	42,608
5,840	Paychex, Inc.	149,913

		236,505

	Machinery — 1.7%
23,520	Caterpillar, Inc.	657,619
300	Danaher Corp.	16,266
16,680	Deere & Co.	548,272
22,680	PACCAR, Inc. (c)	584,237

		1,806,394

	Media — 3.2%
2,800	News Corp., Class A	18,536
20,014	Time Warner Cable, Inc., Class A	496,348
84,817	Time Warner, Inc.	1,636,960
70,670	Walt Disney Co. (The)	1,283,367

		3,435,211

	Metals & Mining — 0.6%
16,340	Freeport-McMoRan Copper & Gold, Inc.	622,717

	Multiline Retail — 0.4%
9,430	Kohl’s Corp. (a)	399,078

	Multi-Utilities — 1.1%
7,600	Consolidated Edison, Inc.	301,036
12,740	PG&E Corp.	486,923
14,710	Public Service Enterprise Group, Inc.	433,503

		1,221,462

	Oil, Gas & Consumable Fuels — 9.8%
5,500	Anadarko Petroleum Corp.	213,895
18,620	Apache Corp.	1,193,356
12,250	Chesapeake Energy Corp.	208,985
23,110	Chevron Corp.	1,553,916
23,090	ConocoPhillips	904,205
10,290	Devon Energy Corp.	459,860
2,470	EOG Resources, Inc.	135,257
63,749	Exxon Mobil Corp.	4,341,307
6,860	Hess Corp.	371,812

1,300	Marathon Oil Corp.	34,177
21,820	Occidental Petroleum Corp.	1,214,283

		10,631,053

	Pharmaceuticals — 9.7%
47,020	Abbott Laboratories	2,242,854
19,430	Bristol-Myers Squibb Co.	425,906
5,030	Johnson & Johnson	264,578
93,090	Merck & Co., Inc.	2,490,158
175,520	Pfizer, Inc.	2,390,582
80,930	Schering-Plough Corp.	1,905,901
19,650	Wyeth	845,736

		10,565,715

	Real Estate Investment Trusts (REITs) — 0.0% (g)
700	Alexandria Real Estate Equities, Inc.	25,480
1,882	Apartment Investment & Management Co., Class A	10,313

		35,793

	Road & Rail — 2.7%
24,200	CSX Corp.	625,570
69,600	Norfolk Southern Corp.	2,349,000

		2,974,570

	Semiconductors & Semiconductor Equipment — 1.8%
3,600	Applied Materials, Inc.	38,700
18,380	Broadcom Corp., Class A (a) (c)	367,232
15,300	KLA-Tencor Corp.	306,000
16,650	Lam Research Corp. (a)	379,121
53,170	LSI Corp. (a)	161,637
1,600	Marvell Technology Group Ltd., (Bermuda) (a)	14,656
4,530	National Semiconductor Corp.	46,523
8,090	Novellus Systems, Inc. (a)	134,537
23,820	Xilinx, Inc.	456,391

		1,904,797

	Software — 3.7%
5,880	Adobe Systems, Inc. (a)	125,773
177,975	Microsoft Corp.	3,269,401
33,910	Oracle Corp. (a)	612,754
1,600	SAP AG, (Germany), ADR	56,464

		4,064,392

	Specialty Retail — 2.0%
5,280	Advance Auto Parts, Inc.	216,902
1,400	Best Buy Co., Inc.	53,144
8,500	CarMax, Inc. (a) (c)	105,740
100,880	Staples, Inc.	1,826,937

		2,202,723

	Textiles, Apparel & Luxury Goods — 0.8%
8,370	Nike, Inc., Class B	392,469
2,200	Polo Ralph Lauren Corp.	92,950
7,390	V.F. Corp.	422,043

		907,462

	Tobacco — 1.5%
61,460	Altria Group, Inc.	984,589
17,688	Philip Morris International, Inc.	629,339

		1,613,928

	Wireless Telecommunication Services — 0.2%
55,690	Sprint Nextel Corp. (a)	198,813

	Total Common Stocks (Cost $136,743,331)	107,428,106

	Investment Company — 0.2%
	Mutual Fund — 0.2%
8,820	iShares Dow Jones US Real Estate Index Fund (c) (Cost $261,047)	224,557

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.3%
325,000	U.S. Treasury Note, 4.875%, 06/30/09 (k) (m) (Cost $327,738)	328,720

	Total Long-Term Investments (Cost $137,332,116)	107,981,383

SHARES

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
770,830	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $770,830)	770,830

	Investments of Cash Collateral for Securities on Loan — 4.1%
	Investment Company — 4.1%
4,472,460	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $4,472,460)	4,472,460

	Total Investments — 104.3% (Cost $142,575,406 )	113,224,673
	Liabilities in Excess of Other Assets — (4.3)%	(4,677,136)

	NET ASSETS — 100.0%	$108,547,537

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	S&P 500 Index	06/30/09	$198,700	$11,121

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,813,174
Aggregate gross unrealized depreciation	(31,163,907)

Net unrealized appreciation/depreciation	$(29,350,733)

Federal income tax cost of investments	$142,575,406

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 112,839,489	$ 11,121	$ —
Level 2 – Other significant observable inputs	385,184	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 113,224,673	$ 11,121	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 29, 2009